UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03790

Pear Tree Funds

(Exact name of registrant as specified in charter)

55 Old Bedford Road, Lincoln, MA 01773

(Address of principal executive offices)

Willard L. Umphrey

Pear Tree Advisors, Inc.

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (781) 676-5900

Date of fiscal year end:             March 31

Date of reporting period:             April 1, 2020 through September 30, 2020

ITEM 1. REPORTS TO SHAREOWNERS.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2020
U.S. EQUITY FUNDS
PEAR TREE POLARIS SMALL CAP FUND
PEAR TREE QUALITY FUND
INTERNATIONAL EQUITY FUNDS
PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND
PEAR TREE POLARIS FOREIGN VALUE FUND
PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND
PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

PEAR TREE FUNDS

Important Information About Access to Shareholder Reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Pear Tree Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Pear Tree Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already have elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Pear Tree Funds or your financial intermediary electronically by contacting your financial intermediary or if you invest directly with Pear Tree Funds, by calling 1-800-326-2151 or logging on to www.peartreefunds.com
You may elect to receive all future reports in paper free of charge. You can inform Pear Tree Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting Pear Tree Funds at 1-800-326-2151 or your financial intermediary. Your election to receive or not recieve reports in paper will apply to all funds held with Pear Tree Funds.
Statements Regarding Forward-Looking Information
Pear Tree Funds makes statements in this Semi-Annual Shareholders’ Report (this “Shareholders Report”) that are forward-looking statements within the meaning of the federal securities laws. Words, expressions, and statements regarding future periods, such as “believe,” “estimate,” “expect,” “anticipate,” “intend,” “plan,” “seek,” and “may,” are intended to identify forward-looking statements. Forward-looking statements involve known and unknown risks, uncertainties and other important factors that could cause any of the Pear Tree Funds’ actual results, performance, or achievements, or industry results, to differ materially from any predictions of future results, performance, or achievements that Pear Tree Funds expresses or implies in this Shareholders Report.
The forward-looking statements included in this Shareholders Report are based upon Pear Tree Funds’ and its investment manager’s and sub-advisers’ current expectations, plans, estimates, assumptions and beliefs that involve numerous risks and uncertainties. Assumptions relating to the foregoing involve judgments with respect to, among other things, future economic, competitive and market conditions, and future business decisions. Those conditions and decisions are difficult, and sometimes impossible, to predict accurately and many are beyond the control of Pear Tree Funds, its investment manager and its sub-advisers. Although Pear Tree Funds, its investment manager and its sub-advisers believe that the expectations reflected in such forward-looking statements are based on reasonable assumptions, each Pear Tree Fund’s actual results and performance could differ materially from those predicted results and performance set forth in the forward-looking statements.
Factors that could have a material adverse effect on a Pear Tree Fund’s operations and future prospects are described in the Pear Tree Funds’ current prospectus.
All forward-looking statements are made as of the date of this Shareholders Report and the risk that actual results will differ materially from the expectations expressed in this Shareholders Report will increase with the passage of time. Except as otherwise required by the federal securities laws, none of Pear Tree Funds, its investment manager or any of its sub-advisers undertakes any obligation to publicly update or revise any forward-looking statements after the date of this Shareholders Report, whether as a result of new information, future events, changed circumstances or any other reason. In light of the significant uncertainties inherent in the forward-looking statements included in this Shareholders Report, the inclusion of such forward-looking statements should not be regarded as a representation by Pear Tree Funds, its investment manager, its sub-advisers or any other person that the objectives and plans set forth in this Shareholders Report will be achieved.

PEAR TREE FUNDS

Pear Tree Polaris Small Cap Fund
Pear Tree Quality Fund
Pear Tree Axiom Emerging Markets World Equity Fund
Pear Tree Polaris Foreign Value Fund
Pear Tree Polaris Foreign Value Small Cap Fund Pear Tree Polaris International Opportunities Fund
SEMI-ANNUAL REPORT
September 30, 2020
Service Providers	inside back cover
This report must be preceded or accompanied by a current Pear Tree Funds prospectus for individuals who are not current shareholders of the Funds. If you are not a shareholder of a Pear Tree Fund, you should read the prospectus carefully before investing because it contains more complete information on the Pear Tree Funds’ investment objectives, risks, charges and expenses. Please consider this information carefully. For a prospectus and other information, visit www.peartreefunds.com or call 1-800-326-2151.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither Pear Tree Funds nor U.S. Boston Capital Corporation is a bank.

PEAR TREE FUNDS

Dear Fellow Shareholder,
We are pleased to provide you with the Pear Tree Funds’ Semi-Annual Report for the six-month period ended September 30, 2020 and to update you on recent market conditions and the performance of the Pear Tree Funds.
For current performance information, please visit our website at www.peartreefunds.com. We thank you for your continued confidence in the Pear Tree Funds. Please feel free to e-mail us at info@peartreefunds.com or call us at 1-800-326-2151 with any questions or for assistance on your account.
Sincerely,
Willard Umphrey
President and Chairman

As used in this report; “Fund” refers to a Pear Tree Fund and “Funds” refers to more than one Pear Tree Fund or all Pear Tree Funds, depending on the context.
Any statements in this report regarding market or economic trends or the factors influencing the historical or future performance of the Pear Tree Funds are the views of the Funds’ investment manager and/or sub-advisers as of the date of this report. These views are subject to change at any time based upon market and other conditions, and Fund management and the subadvisers to the Funds disclaim any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Pear Tree Fund. Any references to specific securities are not recommendations to purchase, hold or sell such securities and may not be representative of any Pear Tree Fund’s current or future investments.
Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

PEAR TREE FUNDS

FUND EXPENSES
We believe it’s important for Fund shareholders to have a clear understanding of fund expenses and the impact expenses have on investment returns. The following is important information about each Fund’s Expense Example, which appears on the following page.
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees (on Ordinary Shares) and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on $1,000 being invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.
Actual Expenses
The first line for each Share Class for each Fund in the table on the following page provides information about actual account returns and actual expenses. You may use the information in this line, together with the amount you invested for that Fund and Share Class, to estimate the expenses that you paid over the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each Share Class for each Fund in the table on the following page shows you hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and hypothetical expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information only to compare the ongoing expenses of investing in the Fund with the ongoing expenses of other funds. To do so, compare the Fund’s 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

PEAR TREE FUNDS

Expense Example for the 6 months ended September 30, 2020
These examples are based on $1,000 being invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.
Pear Tree Fund	Share Class	Total Return Description	Beginning Account Value 4/1/2020	Ending Account Value 9/30/2020	Annualized Expense Ratio	Expenses Paid * 4/1/2020- 9/30/2020
Small Cap **	Ordinary	Actual	$1,000.00	$1,170.90	1.39%	$7.52
		Hypothetical	$1,000.00	$1,018.07	1.39%	$6.99
	Institutional	Actual	$1,000.00	$1,173.00	1.02%	$5.52
		Hypothetical	$1,000.00	$1,019.92	1.02%	$5.13
Quality **	Ordinary	Actual	$1,000.00	$1,234.40	1.25%	$7.00
		Hypothetical	$1,000.00	$1,018.74	1.25%	$6.32
	Institutional	Actual	$1,000.00	$1,236.50	0.82%	$4.58
		Hypothetical	$1,000.00	$1,020.90	0.82%	$4.14
Emerging Markets	Ordinary	Actual	$1,000.00	$1,391.20	1.46%	$8.71
World Equity		Hypothetical	$1,000.00	$1,017.71	1.46%	$7.35
	Institutional	Actual	$1,000.00	$1,393.60	1.09%	$6.53
		Hypothetical	$1,000.00	$1,019.55	1.09%	$5.51
	R6	Actual	$1,000.00	$1,394.00	0.98%	$5.86
		Hypothetical	$1,000.00	$1,020.10	0.98%	$4.95
Foreign Value	Ordinary	Actual	$1,000.00	$1,208.40	1.42%	$7.83
		Hypothetical	$1,000.00	$1,017.91	1.42%	$7.16
	Institutional	Actual	$1,000.00	$1,211.10	1.05%	$5.83
		Hypothetical	$1,000.00	$1,019.73	1.05%	$5.32
	R6	Actual	$1,000.00	$1,211.10	0.94%	$5.19
		Hypothetical	$1,000.00	$1,020.30	0.94%	$4.74
Foreign Value Small Cap	Ordinary	Actual	$1,000.00	$1,247.00	1.45%	$8.14
		Hypothetical	$1,000.00	$1,017.75	1.45%	$7.31
	Institutional	Actual	$1,000.00	$1,249.00	1.08%	$6.06
		Hypothetical	$1,000.00	$1,019.62	1.08%	$5.44
	R6	Actual	$1,000.00	$1,248.00	1.06%	$5.94
		Hypothetical	$1,000.00	$1,019.72	1.06%	$5.33
International Opportunities	Ordinary	Actual	$1,000.00	$1,342.10	1.63%	$9.56
		Hypothetical	$1,000.00	$1,016.84	1.63%	$8.23
	Institutional	Actual	$1,000.00	$1,345.80	1.26%	$7.38
		Hypothetical	$1,000.00	$1,018.71	1.26%	$6.35
	R6	Actual	$1,000.00	$1,345.80	1.23%	$7.22
		Hypothetical	$1,000.00	$1,018.84	1.23%	$6.21

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

**
No Class R6 Shares were outstanding for this Fund during the reporting period.

PEAR TREE FUNDS

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PEAR TREE POLARIS SMALL CAP FUND

INVESTMENT PROFILE
All Data as of September 30, 2020, except as noted
Fund Information
Net Assets	$62.4 Million
Number of Companies	57
Price to Book Ratio	1.6
Price to Earnings Ratio	15.5
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.64%	1.39%
Total Expense Ratio (Net)*	1.64%	1.27%
Ticker Symbol	USBNX	QBNAX

*
per prospectus dated August 3, 2020. See financial highlights for total expense ratios for the six months ended September 30, 2020. The Fund had no Class R6 Shares outstanding during the reporting period.

Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Small Cap Fund)
For the semi-annual period ended September 30, 2020, the Pear Tree Polaris Small Cap Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the Russell 2000 Total Return Index (the “Index”). The Fund achieved a return of 17.09% at net asset value compared to 31.60% for the Index.
Market Conditions and Investment Strategies
Almost half of the Fund’s return was attributable to Consumer Discretionary holdings, led by Winnebago Industries, the RV manufacturer that continues to gain market share from competitors. Crocs was on trend with relaxed footwear for the stay-at-home consumer. Industrials gained, with Insperity Inc., Regal Beloit Corp, Kforce Inc., Barrett Business Services and a handful of other names up in excess of 25%. In Information Technology, Evertec rose more than 50% on a resilient transaction processing business. The company handles debit and credit card processing in Puerto Rico and Latin America; both regions saw a run up of e-commerce/online sales. Cement and wallboard producer, Eagle Materials Inc., was up nearly 23% on strong construction sales throughout the South and Central U.S.
The Fund’s largest exposure, regional banks, gave back gains as the industry was challenged by lower net interest margins, lackluster loan growth and concerns about small business loan defaults. To protect from downside risk, banks set aside large reserves and bolstered capital ratios. We expect these well capitalized banks to rebound markedly in an economic recovery.
Portfolio Changes
During the semi-annual period, the Fund sold Univar Solutions due to slack chemical demand and unwieldy debt obligations from an acquisition. Darden Restaurants and Middleby Corp. rebounded from March lows, and the Fund sold both at a healthy profit. Capital was reallocated to: Science Applications International, which provides IT services to the U.S. government; Curtiss-Wright Corp., a parts and components supplier to the Aerospace and Defense industries; Maximus Inc., an outsourced call center management business specializing in state and federal government programs; and Johnson Outdoors, the manufacturer of Minn Kota small fishing boat motors.
A Look Ahead
In this current environment, high-flying tech stocks surged, while traditional value stocks languished. Many traditional business models are being adjusted to address the need for a social-distanced working condition and are increasing their online presence; adaptability takes time. Ultimately tried-and-true companies with healthy balance sheets, careful cash management, minimal debt and market flexibility can be expected to post outsized gains in an economic recovery; we believe our portfolio has just those companies.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr. of Polaris Capital Management, LLC.

PEAR TREE POLARIS SMALL CAP FUND

Top 10 Holdings
Percentage of total net assets	28.4%
EVERTEC Inc.	3.2%
South Plains Financial, Inc.	3.0%
Kforce, Inc.	3.0%
Sanderson Farms, Inc.	2.9%
Eagle Materials Inc.	2.8%
Hercules Capital, Inc.	2.8%
Barrett Business Services, Inc.	2.8%
ALLETE, Inc.	2.7%
Computer Programs and Systems, Inc.	2.7%
Insight Enterprises, Inc.	2.5%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	27.5%
Industrials	24.4%
Information Technology	15.2%
Consumer Discretionary	10.3%
Materials	4.7%
Health Care	4.7%
Consumer Staples	4.2%
Utilities	2.8%
Energy	2.3%
Real Estate	1.9%
Communication Services	0.5%
CASH + other assets (net)	1.5%

Value of a $10,000 Investment
Pear Tree Polaris Small Cap (PTSC) Ordinary Shares vs. Russell 2000 Index

PEAR TREE POLARIS SMALL CAP FUND

Average Annual Total Returns
	3Q 2020	Six Months	One Year	Five Year (3)	Ten Year (3)	Since Inception (3)	Inception Date
Ordinary Shares	(2.90)%	17.09%	(18.73)%	2.06%	5.11%	8.04%	08/03/1992
Institutional Shares(1)	(2.79)%	17.30%	(18.43)%	2.40%	5.42%	7.62%	01/06/1993
Russell 2000 (2)	4.93%	31.60%	0.39%	8.00%	9.85%	9.01%	————————

(1)
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The Russell 2000 Index is a market capitalization-weighted index of 2,000 small company stocks. It is widely recognized as representative of the general market for small company stocks. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date of the Index is 08/03/92. The Russell 2000 Index is maintained by FTSE Russell, a subsidiary of the London Stock Exchange Group.

(3)
Polaris took over management of the Fund’s portfolio on 01/01/2015. Returns that cover periods prior to that date include performance information of another investment sub-adviser.

The Fund had no Class R6 Shares outstanding during the reporting period.
Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies. The Fund may invest in issuers in the real estate industry. Changes in real estate values or economic downturns can have a significant negative effect on these issuers. The Fund may invest in foreign issuers that trade on U.S. stock exchanges. These issuers may be subject to special risks including different corporate governance rules and bankruptcy laws.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

PEAR TREE POLARIS SMALL CAP FUND

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Pear Tree Quality Fund

INVESTMENT PROFILE
All Data as of September 30, 2020, except as noted
Fund Information
Net Assets	$158.5 Million
Number of Companies	43
Price to Book Ratio	4.0
Price to Earnings Ratio	20.4
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.54%	1.29%
Total Expense Ratio (Net)*	1.27%	0.79%
Ticker Symbol	USBOX	QGIAX

*
per prospectus dated August 3, 2020. See financial highlights for the total expense ratios for the six months ended September 30, 2020. The Fund had no Class R6 Shares outstanding during the reporting period.

Investment Commentary
(prepared by Pear Tree Advisors, Inc., the Investment Manager to Pear Tree Quality Fund)
For the semi-annual period ended September 30, 2020, the Pear Tree Quality Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the S&P 500 (the “Index”). The Fund achieved a return of 23.44% at net asset value compared to 31.31% for the Index.
Market Conditions and Investment Strategies
The Fund’s investment manager currently chooses securities for the Fund by periodically selecting a Non-Affiliated mutual fund (the “Target Portfolio”) and monitoring the Target Portfolio’s holdings. The Fund’s investment adviser, at the direction of the investment manager, rebalances the Fund’s portfolio to correspond to the Target Portfolio’s most recent holdings as publicly reported. From April 1, 2020 to September 30, 2020, the Fund’s Ordinary Shares, when compared to the Target Portfolio, had a tracking error of 0.33.
Over the previous six months, the Utilities sector was the largest positive contributor to the Fund’s performance, due to sector selection. Sector selection in the Energy and Information Technology sectors also contributed to performance.
The greatest detractor from performance came from a large underweight position in the Consumer Discretionary sector. Both sector and stock selection in Health Care also detracted from performance.
Portfolio Changes
We expect the Fund to have a relatively low turnover rate given the historical stability and relatively low turnover rate of the current Target Portfolio.
For the six-month period ended September 30, 2020, the Fund rebalanced the holdings twice to replicate the publicly disclosed holdings of the current target portfolio. The two rebalances resulted in the sale of nine positions. The Fund opened six new positions. Three companies in the Consumer Discretionary sector, one in the Industrial sector, one in the Financial sector and one in the Information Technology sector.
A Look Ahead
For the foreseeable future, the Fund’s investment manager expects the Target Portfolio to remain the same. For more information on the selection of the Target Portfolio(s), please see the Fund’s Prospectus.

Fund trading execution is overseen by Mark D. Tindall, CFA of Chartwell Investment Partners, LLC.

Pear Tree Quality Fund

Top 10 Holdings
Percentage of total net assets	41.1%
Microsoft Corporation	6.2%
Apple, Inc.	5.8%
UnitedHealth Group, Inc.	4.9%
Oracle Corporation	3.8%
Johnson & Johnson	3.6%
Medtronic plc	3.5%
Accenture plc	3.5%
Coca-Cola Company (The)	3.4%
Facebook, Inc.	3.2%
Alphabet, Inc. A	3.2%
Sector Allocation
Percentage of total net assets	100.0%
Information Technology	30.9%
Health Care	26.0%
Communication Services	9.3%
Financials	8.9%
Consumer Staples	8.4%
Consumer Discretionary	7.5%
Industrials	7.1%
Energy	0.0%
Materials	0.0%
Real Estate	0.0%
Utilities	0.0%
CASH + other assets (net)	1.9%

Value of a $10,000 Investment
Pear Tree Quality (PTQ) Ordinary Shares vs.S&P 500 Index

Pear Tree Quality Fund

Average Annual Total Returns
	3Q 2020	Six Months	One Year	Five Year	Ten Year (3)	Since Inception (3)	Inception Date
Ordinary Shares	7.27%	23.44%	13.62%	14.70%	13.80%	9.63%	05/06/85
Institutional Shares(1)	7.35%	23.65%	14.02%	15.06%	14.18%	8.74%	03/25/91
S&P 500 (2)	8.93%	31.31%	15.15%	14.15%	13.74%	11.00%	————————

(1)
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The S&P 500 Index is an unmanaged index of stocks chosen for their size and industry characteristics. It is widely recognized as representative of stocks in the United States. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in the Index. For comparative performance purposes the beginning date for the Index is 05/29/85. S&P 500 Index is a registered mark of Standard & Poor’s.

(3)
Pear Tree Advisors took over management of the Fund’s portfolio and the Fund changed its strategy on 01/01/2011. Returns that cover periods prior to that date include performance information of other investment sub-advisers pursuing different strategies.

The Fund had no Class R6 Shares outstanding during the reporting period.
Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, may not be able to attain the high growth rates of successful smaller companies, and may be unable to respond as quickly to competitive challenges.
Investing in foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund may be more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

Pear Tree Quality Fund

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Pear Tree Axiom Emerging Markets World Equity Fund

INVESTMENT PROFILE
All Data as of September 30, 2020, except as noted
Fund Information
Net Assets	$103.4 Million
Number of Companies	115
Price to Book Ratio	4.3
Price to Earnings Ratio	29.5
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.71%	1.46%	1.31%
Total Expense Ratio (Net)*	1.49%	1.12%	1.00%
Ticker Symbol	QFFOX	QEMAX	QFFRX

*
per prospectus dated August 3, 2020. See financial highlights for the total expense ratios for the six months ended September 30, 2020.

Investment Commentary
(prepared by Axiom International Investors LLC., sub-adviser to Pear Tree Axiom Emerging Markets World Equity Fund)
For the semi-annual period ended September 30, 2020, the Pear Tree Axiom Emerging Markets World Equity Fund’s (the “Fund”) Ordinary Shares outperformed its benchmark, the MSCI EM Index (the “Index”). The Fund achieved a return of 39.12% at net asset value compared to 29.65% for the Index.
Market Conditions and Investment Strategies
Emerging market equities have recovered sharply in the six months ended September 30th. The second quarter brought 18% gains and the third quarter added nearly another 10%, all supported by a strong rebound in economic indicators. On a relative basis, 10 of 11 sectors contributed to relative performance during the period. The top contributing sector was Financials, led by China Construction Bank. Other top performing sectors included Communication Services and Consumer Discretionary. Materials and Information Technology were detractors for the period. From a country perspective, China was the top contributor, driven by strong stock selection including top performer JD.com, an e-commerce leader. Stock selection in Brazil and Taiwan also stood out led by top holdings Magazine Luiza and Taiwan Semiconductor, respectively. South Africa and Korea detracted from performance for the period.
Portfolio Changes
The Fund increased its position in the Consumer Discretionary sector where we added Hyundai Motors on the back of significant positive revisions due to a more favorable product mix as well as due to strong electric vehicle demand. We also added to Meituan where food delivery trends remain strong while a recovery in domestic travel is also supportive. We also increased our exposure to the Industrials sector where we added CATL, which is seeing strong electric vehicle battery momentum and is supported by strong demand from Europe and China. We reduced exposure to Financials where banks remained under pressure from low interest rates and asset quality concerns. Finally, we reduced exposure to the Communication Services sector as we exited Baidu, where the company is experiencing margin pressure due to increased competition in the online advertising market.
A Look Ahead
We continue to believe in the structural case for continued ‘growth’ outperformance. Emerging market equities stand out for their attractive relative valuations and above average growth, particularly in the context of an investment landscape in which above average growth and attractive valuations are increasingly scarce. The tailwinds fueling the strong returns achieved by the Fund’s growth stock selections have been sustainably accelerated by the challenges of COVID. Top contributors across a range of sectors and geographies include innovative emerging market leaders in e-commerce, digital media, cloud infrastructure, ‘green’ technology, broadband communications, and advanced drug development. Markets continued to rebound from any geopolitical and COVID-related volatility, and we are optimistic about the medium and longer-term opportunities and remain focused on adding value through dynamic growth stock selection.

The Fund’s lead portfolio manager is Andrew Jacobson of Axiom International Investors LLC.

Pear Tree Axiom Emerging Markets World Equity Fund

Top 10 Holdings
Percentage of total net assets	42.8%
Alibaba Group Holding Ltd.	8.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.6%
Tencent Holdings Limited	4.3%
JD.com Inc.	4.1%
Naspers Limited N Shares	3.9%
Samsung Electronics Company Limited	3.9%
Reliance Industries Ltd.	3.3%
Meituan Dianping - b	2.7%
iShares Core MSCI Emerging Markets ETF	2.5%
Sea Ltd. (Singapore)	1.9%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Consumer Discretionary	31.0%
Information Technology	22.9%
Communication Services	9.8%
Industrials	9.0%
Financials	6.3%
Health Care	5.3%
Consumer Staples	5.2%
Energy	3.8%
Materials	3.7%
Real Estate	0.2%
Mutual Funds	2.5%
CASH + other assets (net)	0.3%

Top 10 Country Allocations
Percentage of total net assets	92.1%
China	37.4%
Taiwan	13.9%
South Korea	12.4%
India	7.6%
South Africa	5.2%
Brazil	5.0%
United States	4.6%
Hong Kong	2.1%
Russia	2.0%
Singapore	1.9%
Value of a $10,000 Investment
Pear Tree Axiom Emerging Markets World Equity (PTEM)Ordinary Shares vs. MSCI EM Index

Pear Tree Axiom Emerging Markets World Equity Fund

Average Annual Total Returns
	3Q 2020	Six Months	One Year	Five Year (3)	Ten Year (3)	Since Inception (3)	Inception Date
Ordinary Shares	14.36%	39.12%	23.03%	8.42%	2.64%	5.33%	09/30/1994
Institutional Shares (1)	14.45%	39.36%	23.53%	8.80%	2.95%	6.63%	04/02/1996
R6 Shares (1)	14.48%	39.40%	23.66%	-%	-%	16.98%	01/28/2019
MSCI EM (2)	9.70%	29.65%	10.91%	9.37%	2.87%	5.10%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI Emerging Markets (“MSCI EM”) Index is an unmanaged index composed of stocks located in countries other than the United States. It is widely recognized as representative of the general market for emerging markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 09/30/94. The MSCI EM Index is maintained by MSCI Inc.

(3)
Axiom took over the management of the Fund’s portfolio and the Fund changed its investment strategy on 01/01/2019. Returns that cover periods prior to that date include performance information of other investment sub-advisers pursuing different strategies.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.

Pear Tree Axiom Emerging Markets World Equity Fund

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Pear Tree Polaris Foreign Value Fund

INVESTMENT PROFILE
All Data as of September 30, 2020, except as noted
Fund Information
Net Assets	$3,026.1 Million
Number of Companies	70
Price to Book Ratio	1.3
Price to Earnings Ratio	12.5
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.50%	1.25%	1.10%
Total Expense Ratio (Net) *	1.40%	1.03%	0.94%
Ticker Symbol	QFVOX	QFVIX	QFVRX

*
per prospectus dated August 3, 2020. See financial highlights for the total expense ratios for the six months ended September 30, 2020.

Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Foreign Value Fund)
For the semi-annual period ended September 30, 2020, the Pear Tree Polaris Foreign Value Fund’s (the “Fund”) Ordinary Shares outperformed its benchmark, the MSCI EAFE Index (the “Index”). The Fund achieved a return of 20.84% at net asset value compared to 20.69% for the Index.
Market Conditions and Investment Strategies
Outperformance was due to cyclicals including Materials, Consumer Discretionary and Industrials; sector detractors were few and far between. Top contributors at the country level included the United Kingdom, Germany, and South Korea; absolute decliners included Japan, Ireland and Taiwan.
Holdings in the Materials sector performed well during the period. Methanex Corp. had steady gains as methanol prices recovered from second quarter 2020 lows. Diversification was key for Linde PLC’s continued success: the company delivered gases to a worldwide client base, grew its U.S. home/hospital oxygen therapy business and signed deals in China to produce green hydrogen.
Magna International led the Consumer Discretionary sector, as the company’s auto tech sales remained stable even though car volumes fell. Climate control products manufacturer, Dometic Group, capitalized on the RV travel craze as consumers sought vacation alternatives in light of the pandemic. Kia Motors Corp. beat expectations with strong sales of SUVs in the U.S. and Korea.
Detractors included Irish/U.K. sandwich maker Greencore Group, which announced lackluster results with a material decline in the food-to-go category. U.K. engineering services firm, Babcock International, noted declining profits due to distancing requirements on worksites. Cineworld Group declined due to delays in the studio releases and theatre re-openings.
Portfolio Changes
During the semi-annual period, the Fund exited six stocks, including Ryanair Holdings PLC, which was sold at a hefty profit as it reached Polaris’ valuation limit. Some of this capital was reallocated to make investments in: Chinese heavy truck engine maker, Weichai Power Co. Ltd; Consumer Discretionary firm, Capri Holdings; a Chinese car dealership, Zhongsheng Group; Coca-Cola European Partners; the Japanese electronics and entertainment group, Sony; three publicly listed airports in Mexico; a Greek toy retailer, Jumbo SA; a Belgian Volkswagen distributor/auto glass repair business, D’Ieteren SA; and the aforementioned Dometic Group.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC.

Pear Tree Polaris Foreign Value Fund

A Look Ahead
While infection rates subsided over the summer, the second wave of COVID-19 cropped up in September. As a result, many of Europe’s economic recovery projections are at risk, pending additional stimulus. China remains the one stalwart, with businesses reopened. In this environment, the Fund added defensive names, while holding onto certain undervalued cyclicals with low downside risk and potential for better returns in a global economic recovery.
Top 10 Holdings
Percentage of total net assets	21.1%
Mondi plc	2.6%
Samsung Electronics Company Limited	2.6%
Bellway plc	2.3%
Magna International, Inc.	2.3%
Taylor Wimpey plc	2.0%
DNB Bank ASA	1.9%
Yara International ASA	1.9%
Publicis Groupe	1.9%
Novartis AG	1.8%
Muenchener Rueckversicherungs-Gesellschaft	1.8%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Consumer Discretionary	20.1%
Materials	19.7%
Financials	18.8%
Industrials	14.8%
Communication Services	7.7%
Information Technology	7.5%
Consumer Staples	5.4%
Health Care	3.3%
Utilities	0.0%
Cash and Other Assets (Net)	2.7%

Top 10 Country Allocations
Percentage of total net assets	79.4%
United Kingdom	18.7%
South Korea	11.6%
Germany	11.4%
France	7.3%
Japan	7.1%
Sweden	6.1%
Norway	6.0%
Canada	5.8%
China	3.3%
Belgium	2.1%
Value of a $10,000 Investment
Pear Tree Polaris Foreign Value (PTFV)Ordinary Shares vs. MSCI EAFE Index

Pear Tree Polaris Foreign Value Fund

Average Annual Total Returns
	3Q 2020	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	2.99%	20.84%	(11.68)%	2.44%	4.34%	5.23%	05/15/1998
Institutional Shares(1)	3.11%	21.11%	(11.34)%	2.79%	4.66%	6.46%	12/18/1998
R6 Shares (1)	3.09%	21.11%	(11.22)%	— %	— %	0.28%	02/06/2017
MSCI EAFE (2)	4.88%	20.69%	0.93%	5.77%	5.11%	4.37%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI Europe, Australia, and Far East (“MSCI EAFE”) Index is an unmanaged index comprised of stocks in countries other than the United States. It is widely recognized as representative of the general market for developed foreign markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 05/29/98. The MSCI EAFE Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

Pear Tree Polaris Foreign Value Fund

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Pear Tree Polaris Foreign Value Small Cap Fund

INVESTMENT PROFILE
All Data as of September 30, 2020, except as noted
Fund Information
Net Assets	$670.3 Million
Number of Companies	85
Price to Book Ratio	1.4
Price to Earnings Ratio	12.9
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.54%	1.29%	1.14%
Total Expense Ratio (Net)*	1.44%	1.07%	1.04%
Ticker Symbol	QUSOX	QUSIX	QUSRX

*
per prospectus dated August 3, 2020. See financial highlights for the total expense ratios for the six months ended September 30, 2020.

Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Foreign Value Small Cap Fund)
For the semi-annual period ended September 30, 2020, the Pear Tree Polaris Foreign Value Small Cap Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the MSCI ACWI Ex USA Small Cap Index (the “Index”). The Fund achieved a return of 24.70% at net asset value compared to 36.03% for the Index.
Market Conditions and Investment Strategies
Despite lagging the benchmark, the Fund had gains in 10 of 11 sectors, with notable contributions from cyclicals including Information Technology (“IT”), Consumer Discretionary, Industrials and Financials. Communication Services was the only sector in absolute negative territory due solely to Cineworld Group, which temporarily closed U.S and U.K. theaters due to COVID-19.
In IT, Coforge Limited’s stock price doubled, as the company announced robust earnings, a dividend payout and upbeat guidance. HANA Microelectronics was up more than 90%, as the company reported higher operating margins in a slower sales environment. In Materials, ENF Technology Co had strong sales of tablets, personal computers and home electronic goods as more people revert to home offices. Other companies that capitalized on COVID-19 “stay-at-home” mandates included: Italy’s De’Longhi SPA, which supplies coffee makers and kitchen goods; Japan’s Prima Meat Packers Ltd., which saw consumers stock freezers with its ham and sausage products; and U.K. bike shop, Halfords Group, which noted robust sales as bicycles replaced public transit.
Conversely, Irish/U.K. sandwich maker Greencore Group announced lackluster results with a material decline in the food-to-go category. Children’s toy/cordless phone manufacturer, VTech Holdings, dropped after the company reported lower quarterly revenues and hefty tariffs from the ongoing U.S./China trade dispute.
Portfolio Changes
During the semi-annual period, the Fund purchased: Canadian non-prime mortgage lender, GoEasy Ltd; D’Ieteren SA, the Belgian Volkswagen distributor/auto glass business; Pakuwon Jati TBK, a commercial mall developer in Indonesia; Cloetta AB, a branded candy manufacturer out of Sweden; Venture Corp, a Singapore electronic contract manufacturer; and National Express Group PLC, a British multinational public transport company. The Fund exited DGB Financial Group, VT Holdings Co., VITEC Group, AMVIG Holdings Ltd., South Indian Bank Ltd., and Egypt Kuwait Holding Co.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC

Pear Tree Polaris Foreign Value Small Cap Fund

A Look Ahead
Since the beginning of the pandemic, traditional value stocks have lagged high-flying tech/communication companies with a stronger online presence. Adaption is key, as companies seek to remain competitive. Tried-and-true value companies (with robust balance sheets, healthy free cash flows and strong management) that prove flexible and nimble in these environs may better weather current volatility and experience substantial upside in a global economic recovery.
Top 10 Holdings
Percentage of total net assets	23.8%
Prima Meat Packers Limited	3.3%
Coforge Limited	3.0%
Iwatani Corporation	2.4%
Glanbia plc	2.3%
ENF Technology Co., Limited	2.2%
Kanematsu Corporation	2.2%
Hana Microelectronics PCL	2.2%
Ratch Group PCL	2.2%
Redes Energéticas Nacionais, SGPS, S.A.	2.0%
Lancashire Holdings Limited	2.0%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Industrials	19.2%
Information Technology	17.5%
Financials	16.7%
Consumer Discretionary	14.5%
Consumer Staples	11.9%
Utilities	6.2%
Materials	6.1%
Real Estate	2.7%
Energy	2.4%
Health Care	1.4%
Communication Services	0.3%
CASH + other assets (net)	1.1%

Top 10 Country Allocations
Percentage of total net assets	77.6%
Japan	13.8%
United Kingdom	13.6%
Taiwan	12.9%
Ireland	8.0%
Norway	7.7%
Thailand	5.3%
China	4.6%
Sweden	4.2%
India	4.1%
South Korea	3.4%
Value of a $10,000 Investment
Pear Tree Polaris Foreign Value Small Cap (PTFVSC)Ordinary Shares vs. MSCI ACWI ex USA Small Cap Index

Pear Tree Polaris Foreign Value Small Cap Fund

Average Annual Total Returns
	3Q 2020	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	5.45%	24.70%	(2.87)%	3.56%	4.99%	4.84%	5/1/2008
Institutional Shares(1)	5.53%	24.90%	(2.56)%	3.90%	5.30%	5.12%	5/1/2008
R6 Shares (1)	5.49%	24.80%	(2.54)%	— %	— %	2.37%	2/6/2017
MSCI ACWI ex USA Small Cap(2)	10.61%	36.03%	7.36%	7.20%	5.70%	4.34%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States). With 2,372 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country. You cannot invest directly in an index. For comparative performance purposes, the beginning date of the Index is 05/01/08. The MSCI ACWI ex USA Small Cap Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies.

Pear Tree Polaris Foreign Value Small Cap Fund

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Pear Tree Polaris International Opportunities Fund

INVESTMENT PROFILE
All Data as of September 30, 2020, except as noted
Fund Information
Net Assets	$18.0 Million
Number of Companies	51
Price to Book Ratio	2.7
Price to Earnings Ratio	18.5
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.91%	1.66%	1.51%
Total Expense Ratio (Net)*	1.91%	1.54%	1.51%
Ticker Symbol	QISOX	QISIX	QISRX

*
per prospectus dated August 3, 2020. See financial highlights for the total expense ratios for the six months ended September 30, 2020.

Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris International Opportunities Fund)
For the semi-annual period ended September 30, 2020, the Pear Tree Polaris International Opportunities Fund’s (the “Fund”) Ordinary Shares outperformed its benchmark, the MSCI ACWI ex USA Index (the “Index”). The Fund achieved a return of 34.21% at net asset value compared to 23.69% for the Index.
Market Conditions and Investment Strategies
Outperformance was driven by the Fund’s cyclical sector holdings, including Industrials, Consumer Discretionary and Financials. The Fund posted double-digit gains in nine of 10 sectors. At the country level, Asian economies (Taiwan, China and South Korea) contributed most; decliners were limited.
Industrials comprised more than a third of the Fund’s performance. BeNEXT Group Inc., a Japanese staffing company for low- and mid-level engineers, rebounded strongly from first quarter 2020 lows as concerns abated about the Japanese economy. Bravida capitalized on demand for electricity and HVAC installation in a relatively resilient Nordic commercial building and infrastructure market.
In Consumer Discretionary, China Meidong Auto Holdings reported solid earnings, citing robust sales and increased profits due to booming luxury car sales in China. Poya International Co., the Taiwanese cosmetics/skin care company, had robust sales and profits; its launch of Poya Home (small scale home improvement stores) also met with market approval.
COVID-19 hampered the efforts of Mexican microfinance company, Gentera SAB, which has a business model reliant on face-to-face interaction and weekly in-person payment schedules. U.K.-based caterer, SSP Group, declined; the company operates more than 2,800 branded catering and retail units at over 180 airports and 300 railway stations across 35 countries.
Portfolio Changes
During the semi-annual period, the Fund exited Ryanair Holdings PLC at a hefty profit as it reached Polaris’ valuation limit. Other sales include Dentium, SSP Group PLC and Fresenius SE. New purchases were diverse: Greek toy retailer, Jumbo SA; Belgian Volkswagen distributor and auto glass repair company, D’Ieteran SA; France’s luxury leather goods company, LVMH Moet Hennessy Louis Vuitton; Kenya telecom provider, SafariCom PLC; South African Consumer Staples company, AVI Ltd; British bakery chain Greggs PLC; and a handful of other names.
A Look Ahead
The second wave of COVID-19 infection started to appear across Europe and the U.S. by September, tempering expected economic improvement. China remains the one stalwart. At this point, many countries may require further fiscal stimulus to sustain economies and drive markets. In this environment, the Fund sought out “defensive” companies, likely to retain their fundamentals during volatility with the potential for robust gains in a global recovery.

Pear Tree Polaris International Opportunities Fund

Top 10 Holdings
Percentage of total net assets	30.6%
SINBON Electronics Co., Ltd	4.2%
Bravida Holding AB	3.9%
POYA International Co., Ltd.	3.9%
China MeiDong Auto Holdings Limited	3.7%
BizLink Holding, Inc.	3.0%
Henkel AG & Company	2.7%
Groupe SEB	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.4%
FirstRand Limited	2.2%
Howden Joinery Group plc	2.2%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Consumer Discretionary	28.7%
Industrials	23.0%
Financials	15.8%
Information Technology	10.7%
Materials	6.0%
Consumer Staples	4.7%
Communications Services	2.1%
Health Care	2.0%
Real Estate	2.0%
Utilities	1.6%
CASH + other assets (net)	3.4%

Top 10 Country Allocations
Percentage of total net assets	70.1%
Taiwan	15.0%
United Kingdom	11.0%
China	10.2%
France	6.7%
Germany	6.6%
Sweden	5.0%
South Africa	4.3%
Mexico	3.9%
Ireland	3.8%
Italy	3.6%
Value of a $10,000 Investment
Pear Tree Polaris International Opportuntities Fund (QISOX) Ordinary Shares vs. MSCI ACWI ex USA Index

Pear Tree Polaris International Opportunities Fund

Average Annual Total Returns
	3Q 2020	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	9.62%	34.21%	0.48%	— %	— %	4.39%	01/30/2019
Institutional Shares(1)	9.78%	34.58%	0.87%	— %	— %	4.82%	01/30/2019
R6 Shares (1)	9.78%	34.58%	0.90%	—%	—%	4.83%	01/30/2019
MSCI ACWI ex USA(2)	6.36%	23.69%	3.45%	__ %	__ %	4.59%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 26 Emerging Markets (EM) countries. With 2,408 constituents, the index covers approximately 85% of the global equity opportunity set outside the United States. You cannot invest directly in an index For comparative performance purposes, the beginning date of the Index is 01/30/2019. The MSCI ACWI ex USA Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)
COMMON STOCK — 98.5%
	Shares	Value
AEROSPACE & DEFENSE — 1.5%
Vectrus, Inc. (a)	24,100	$915,800
AUTO COMPONENTS — 1.0%
LCI Industries	5,800	616,482
AUTOMOBILES — 1.7%
Winnebago Industries, Inc.	20,167	1,042,029
BANKS — 22.6%
Ameris Bancorp	50,900	1,159,502
BOK Financial Corporation	22,464	1,157,121
Brookline Bancorp, Inc.	130,700	1,129,901
Bryn Mawr Bank Corporation	30,546	759,679
Cambridge Bancorp	23,530	1,250,855
Central Pacific Financial Corporation	43,583	591,421
Colony Bankcorp, Inc.	143,279	1,540,249
Dime Community Bancshares, Inc.	46,900	530,439
F.N.B. Corporation	148,480	1,006,694
International Bancshares Corporation	41,700	1,086,702
OFG Bancorp	108,400	1,350,664
RBB Bancorp	61,762	700,381
South Plains Financial, Inc.	149,900	1,860,259
		14,123,867
CAPITAL MARKETS — 2.8%
Hercules Capital, Inc.	150,298	1,738,948
CHEMICALS — 1.9%
Cabot Corporation	18,273	658,376
Ferro Corporation (a)	42,735	529,914
		1,188,290
COMMERCIAL SERVICES & SUPPLIES — 1.8%
Insperity, Inc.	16,900	1,106,781
CONSTRUCTION MATERIALS — 2.8%
Eagle Materials Inc.	20,400	1,760,928
ELECTRIC UTILITIES — 2.8%
ALLETE, Inc.	33,200	1,717,768
ELECTRICAL EQUIPMENT — 1.9%
Regal Beloit Corporation	12,389	1,162,955

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.0%
Arrow Electronics, Inc.	19,400	$1,526,004
Insight Enterprises, Inc. (a)	28,127	1,591,426
		3,117,430
ENERGY EQUIPMENT & SERVICES — 1.3%
Dril-Quip, Inc. (a)	33,700	834,412
ENTERTAINMENT — 0.5%
Cinemark Holdings, Inc.	31,458	314,580
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.9%
EPR Properties	9,110	250,525
Physicians Realty Trust	51,522	922,759
		1,173,284
FOOD PRODUCTS — 2.9%
Sanderson Farms, Inc.	15,150	1,787,246
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Natus Medical, Inc. (a)	46,220	791,749
HEALTH CARE TECHNOLOGY — 2.7%
Computer Programs and Systems, Inc.	61,850	1,707,679
HOUSEHOLD PRODUCTS — 1.3%
Central Garden and Pet Company, Class A (a)	22,800	823,992
INSURANCE — 2.1%
United Insurance Holdings Corporation	213,951	1,296,543
INTERNET & DIRECT MARKETING RETAIL — 0.9%
PetMed Express, Inc.	18,700	591,294
IT SERVICES — 8.2%
CSG Systems International, Inc.	31,300	1,281,735
EVERTEC Inc.	56,800	1,971,528
Maximus Inc.	16,600	1,135,606
Science Applications International Corporation	9,624	754,714
		5,143,583
LEISURE PRODUCTS — 1.8%
Johnson Outdoors, Inc.	13,900	1,138,271

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
	Shares	Value
MACHINERY — 5.2%
Curtiss-Wright Corporation	7,200	$671,472
Exco Technologies Limited	315,800	1,555,595
Oshkosh Corporation	14,100	1,036,350
		3,263,417
OIL, GAS & CONSUMABLE FUELS — 1.0%
Diamondback Energy, Inc.	20,770	625,592
PHARMACEUTICALS — 0.7%
Phibro Animal Health Corporation	25,500	443,700
PROFESSIONAL SERVICES — 8.4%
Barrett Business Services, Inc.	32,800	1,720,032
BG Staffing, Inc.	131,443	1,113,322
Kforce, Inc.	57,594	1,852,799
TriNet Group, Inc. (a)	9,600	569,472
		5,255,625
ROAD & RAIL — 1.6%
Knight-Swift Transportation Holdings, Inc.	24,494	996,906
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
MKS Instruments, Inc.	11,000	1,201,530
SPECIALTY RETAIL — 2.2%
Asbury Automotive Group, Inc. (a)	13,846	1,349,293
TEXTILES, APPAREL & LUXURY GOODS — 2.7%
Crocs, Inc. (a)	21,910	936,214
Deckers Outdoor Corporation (a)	3,400	748,034
		1,684,248
TRADING COMPANIES & DISTRIBUTORS — 4.1%
Air Lease Corporation	13,900	408,938
Applied Industrial Technologies, Inc.	16,700	920,170
HD Supply, Inc. (a)	29,700	1,224,828
		2,553,936
TOTAL COMMON STOCK
(Cost $60,079,521)		61,468,158

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
Short Term Investments—2.8%
	Par Value	Value
Money Market—2.8%
Federated Hermes Treasury Obligations Fund, 0.02% (b) (Cost $1,656,280)	$1,656,280	$1,656,280
TOTAL INVESTMENTS—101.3% (Cost $61,735,801)		63,124,438
OTHER ASSETS & LIABILITIES (NET)—(1.3)%		(730,109)
NET ASSETS—100%		$62,394,329

(a)
Non-income producing security

(b)
Interest rate reflects seven-day effective yield on September 30, 2020.

(c)
At September 30, 2020, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $62,628,901 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,209,159
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,713,621)
Net unrealized appreciation/(depreciation)	$495,538
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)
COMMON STOCK — 98.1%
	Shares	Value
AEROSPACE & DEFENSE — 1.3%
Raytheon Technologies Corporation	36,221	$2,084,156
BANKS — 5.4%
U.S. Bancorp	139,499	5,001,039
Wells Fargo & Company	150,803	3,545,379
		8,546,418
BEVERAGES — 3.4%
Coca-Cola Company (The)	109,669	5,414,359
COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	94,432	3,719,677
DIVERSIFIED FINANCIAL SERVICES — 3.5%
American Express Company	40,710	4,081,178
The Charles Schwab Corporation	42,824	1,551,513
		5,632,691
ELECTRICAL EQUIPMENT — 2.1%
Honeywell International, Inc.	19,938	3,281,994
FOOD PRODUCTS — 1.1%
Nestle, S.A. (b)	13,774	1,642,618
HEALTH CARE EQUIPMENT & SUPPLIES — 5.4%
Abbott Laboratories	17,994	1,958,287
Alcon, Inc.	7,367	419,551
Becton, Dickinson and Company	2,312	537,956
Medtronic Plc	53,671	5,577,490
		8,493,284
HEALTH CARE PROVIDERS & SERVICES — 9.8%
Anthem, Inc.	18,137	4,871,417
Quest Diagnostics Incorporated	25,939	2,969,756
UnitedHealth Group, Inc.	24,694	7,698,848
		15,540,021
HOTELS, RESTAURANTS & LEISURE — 2.9%
Compass Group Plc (b)	176,155	2,658,180
Starbucks Corporation	21,923	1,883,623
		4,541,803

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
	Shares	Value
HOUSEHOLD PRODUCTS — 2.3%
Unilever NV	4,910	$296,564
Unilever Plc (b)	54,827	3,381,729
		3,678,293
INDUSTRIAL CONGLOMERATES — 2.8%
3M Company	27,607	4,422,089
INTERACTIVE MEDIA & SERVICES — 9.3%
Alphabet, Inc. Class A (a)	3,415	5,005,024
Alphabet, Inc. Class C (a)	2,167	3,184,623
Facebook, Inc. (a)	19,421	5,086,360
Lyft, Inc.	53,024	1,460,811
		14,736,818
IT SERVICES — 17.2%
Accenture Plc	24,602	5,559,806
Microsoft Corporation	46,964	9,877,938
Oracle Corporation	101,258	6,045,104
SAP AG (b)	20,782	3,238,043
Visa, Inc.	12,785	2,556,616
		27,277,507
MACHINERY — 0.9%
Otis Worldwide Corp.	22,699	1,416,872
MULTILINE RETAIL — 2.7%
TJX Companies, Inc. (The)	78,489	4,367,913
PHARMACEUTICALS — 10.8%
Eli Lilly and Company	20,945	3,100,279
Johnson & Johnson	38,252	5,694,958
Merck & Co., Inc.	47,192	3,914,576
Roche Holding ltd. (b)	103,443	4,428,395
		17,138,208
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.6%
ASML Holding N.V.	1,848	682,411
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	47,445	3,846,366
Texas Instruments, Inc.	30,105	4,298,693
		8,827,470
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.8%
Apple, Inc.	79,112	9,161,961

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	14,302	$1,347,677
Nike, Inc. Class B	13,138	1,649,345
		2,997,022
TOBACCO — 1.6%
Philip Morris International, Inc.	34,652	2,598,553
TOTAL COMMON STOCK
(Cost $136,219,994)		155,519,727

Short Term Investments—1.9%
	Par Value	Value
Federated Hermes Treasury Obligations Fund, 0.02% (c) (Cost $2,806,238)	$2,806,238	2,806,238
TOTAL INVESTMENTS 100.0% (Cost $139,026,232)		158,325,965
OTHER ASSETS & LIABILITIES (NET)—0.0%		124,352
NET ASSETS—100%		$158,450,317

(a)
Non-Income producing security

(b)
ADR—American Depositary Receipts

(c)
Interest rate reflects seven-day effective yield on September 30, 2020.

(d)
At September 30, 2020, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $139,522,054 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$25,887,077
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,083,166)
Net unrealized appreciation/(depreciation)	$18,803,911

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)
Common Stock — 96.8%
	Shares	Value
ARGENTINA — 0.6%
Globant S.A.	3,609	$646,805
BRAZIL — 5.0%
B3 SA - Brasil Bolsa Balcao	102,200	997,431
Hapvida Participacoes e Investimentos S.A.	21,800	240,336
Localiza Rent a Car S.A.	9,500	95,514
Magazine Luiza S.A.	103,600	1,639,514
Notre Dame Intermedica Participacoes S.A.	28,300	326,656
StoneCo Ltd.	18,470	976,878
Totvs S.A.	28,500	137,027
Weg S.A.	50,600	589,802
XP Inc. Class A	4,800	200,112
		5,203,270
CHINA — 37.4%
Aier Eye Hospital Group Co., Ltd.	50,300	379,765
Alibaba Group Holding Ltd. (a)(b)	30,207	8,880,254
Alibaba Health Information Technology Ltd. (a)	130,000	316,697
A-Living Services Co., Ltd. - H	103,000	520,981
Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	58,500	462,977
Centre Testing International Group Co., Ltd.	225,200	807,805
China Construction Bank Corporation	171,000	110,764
China Huishan Dairy Holdings Co., Ltd. * (a)	208,000	—
China International Capital Corporation Limited - H	524,800	1,209,410
China Merchants Bank Co., Ltd. - H Shares	74,500	351,352
Contemporary Amperex Technology Co., Limited	32,100	986,010
Country Garden Services Holdings Company, Ltd.	82,000	527,445
GDS Holdings Inc. (b)	2,180	178,389
Glodon Company Limited	50,600	541,989
Hanergy Mobile Energy Holding Group * (a)	36,000	—
Industrial & Commercial Bank of China Ltd.	380,000	197,110
JD.com Inc. (a)(b)	54,730	4,247,596
Jiangsu Hengli Hydraulic Co., Ltd.	115,500	1,210,861
Jiangsu Hengrui Medicine Co., Ltd.	23,400	308,605
Kweichow Moutai Co., Ltd.	3,500	857,450
Li Ning Company Limited	202,685	941,505
Meituan Dianping - b	88,000	2,745,600
Midea Group Co., Ltd.	85,869	915,351
NetEase Inc. (b)	3,218	1,463,128
Ping An Healthcare and Technology Company Ltd.	66,100	846,506
Ping An Insurance Group H Share	50,000	512,903
TAL Education Group (a)(b)	9,715	738,729

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
	Shares	Value
CHINA (continued)
Tencent Holdings Limited	67,000	$4,422,000
Wuliangye Yibin Co., Ltd.	27,000	876,134
WuXi Biologics (Cayman) Inc.	49,500	1,204,606
Yonyou Network Technology Co., Ltd.	44,500	249,662
Zhongsheng Group Holdings Ltd.	195,500	1,219,668
Zoomlion Heavy Industry Science and Technology Co., Ltd.	505,500	485,280
		38,716,532
FRANCE — 0.4%
Sartorius Stedim Biotech	874	301,923
Teleperformance SE	490	151,459
		453,382
HONG KONG — 2.1%
Hong Kong Exchanges & Clearing Ltd.	25,900	1,209,112
Techtronic Industries Company Limited	69,500	911,123
		2,120,235
HUNGARY — 0.1%
Richter Gedeon Nyrt.	4,727	99,972
INDIA — 7.6%
Asian Paints Ltd.	22,932	617,405
Britannia Industries Limited	1,909	98,274
Dr Reddy’s Laboratories Ltd. (b)	10,640	740,118
Escorts Limited	48,387	864,677
HDFC Bank Ltd.	33,176	485,005
Hindustan Unilever Ltd.	17,226	482,891
Housing Development Finance Corp Ltd.	19,460	458,950
Maruti Suzuki India Ltd.	8,083	738,782
Reliance Industries Ltd.	112,055	3,393,468
		7,879,570
INDONESIA — 0.3%
PT Bank Rakyat Indonesia Tbk (a)	1,706,000	348,538
JAPAN — 0.8%
Anritsu Corporation	21,500	487,534
Sony Corporation	3,800	289,222
		776,756

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
	Shares	Value
MEXICO — 0.4%
GRUMA, S.A.B. de C.V., Series B	26,300	$291,940
Wal-Mart de Mexico, S.A.B. de C.V.	56,400	135,534
		427,474
NETHERLANDS — 1.0%
ASML Holding N.V.	1,793	661,652
Prosus N.V.	4,506	415,833
		1,077,485
PHILIPPINES — 0.3%
Universal Robina Corporation	99,100	273,915
POLAND — 0.2%
Dino Polska S.A.	3,727	219,587
RUSSIA — 2.0%
LUKoil P.J.S.C. (b)	8,738	505,755
Magnit P.J.S.C. (Reg S) (c)	16,655	248,493
Sberbank	88,745	260,741
X5 Retail Group N.V. (c)	19,399	717,763
Yandex N.V.	5,800	378,450
		2,111,202
SINGAPORE — 1.9%
Sea Ltd. (Singapore) (b)	12,786	1,969,555
SOUTH AFRICA — 5.2%
Anglogold Ashanti Ltd.	24,832	644,769
Bidvest Group Limited	12,697	105,131
Clicks Group Limited	9,541	127,173
Gold Fields Limited	22,982	280,083
Naspers Limited N Shares	22,765	4,039,832
Shoprite Holdings Ltd.	17,355	142,180
		5,339,168
SOUTH KOREA — 12.0%
Hyundai Motor Company Ltd.	10,758	1,641,986
LG Chem Ltd.	3,259	1,822,476
LG Household & Healthcare	107	132,481
Naver Corp.	7,211	1,828,184
NCSoft Corporation	170	117,161

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
	Shares	Value
SOUTH KOREA (continued)
NHN KCP Corp.	11,839	$693,434
Nice Information Service Co., Ltd.	21,915	370,091
Orion Corporation	4,298	481,435
Samsung Bioepis Co. ltd.	950	560,496
Samsung Electronics Company Limited	80,553	4,008,709
Shinhan Financial Group Co., Limited	7,880	185,967
SK Hynix, Inc.	7,350	527,918
		12,370,338
SWEDEN — 0.2%
Atlas Copco AB	3,685	176,551
SWITZERLAND — 0.2%
Logitech International S.A.	2,315	180,604
TAIWAN — 13.9%
Accton Technology Corporation	20,000	153,650
Airtac International Group	69,000	1,550,963
Giant Manufacturing Co., Ltd.	115,000	1,082,021
Largan Precision Co., Ltd.	3,000	348,042
MediaTek, Inc.	14,500	303,898
Nien Made Enterprise Company Ltd.	42,000	498,136
Realtek Semiconductor Corporation	132,000	1,679,511
Silergy Corp.	7,500	441,527
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	97,170	7,877,572
WIN Semiconductors Corp.	35,000	346,230
Wiwynn Corporation	4,000	90,187
		14,371,737
THAILAND — 0.2%
Siam Global House PCL (d)	319,900	203,928
UNITED KINGDOM — 0.4%
AstraZeneca plc	1,536	167,937
Reckitt Benckiser Group plc	2,793	272,981
		440,918
UNITED STATES — 4.6%
American Tower Corporation	630	152,290
MasterCard Incorporated	1,960	662,813
Mercado Libre, Inc.	1,541	1,668,102
Microsoft Corporation	7,610	1,600,611

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
	Shares	Value
UNITED STATES (continued)
Nike, Inc. B	1,611	$202,245
NVIDIA Corporation (a)	864	467,614
		4,753,675
TOTAL COMMON STOCK
(Cost $74,493,176)		100,161,197
Preferred Stock - 0.4%
SOUTH KOREA - 0.4%
Samsung Elctronics Co, Ltd.	9,497	410,089
(Cost $355,731)
Exchange Traded Funds - 2.5%
UNITED STATES - 2.5%
iShares Core MSCI Emerging Markets ETF	48,300	2,550,240
(Cost $2,464,174)
Short Term Investments—0.2%
	Par Value	Value
Federated Hermes Treasury Obligations Fund, 0.02% (e) (Cost $212,403)	$212,403	$212,403
TOTAL INVESTMENTS 99.9% (Cost $77,525,484)		103,333,929
OTHER ASSETS & LIABILITIES (Net)—0.1%		61,349
NET ASSETS—100%		$103,395,278

•
Fair Valued by the Valuation Committee as delegated by the Pear Tree Funds Board of Trustees that represent 0.00% of net assets as of September 30, 2020

(a)
Non-Income producing security

(b)
ADR—American Depositary Receipts

(c)
GDR—Global Depositary Receipts

(d)
NVDR—Non Voting Depositary Receipts

(e)
Interest rate reflects seven-day effective yield on September 30, 2020.

(f)
At September 30, 2020 the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $77,915,163 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$27,121,603
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,702,837)
Net unrealized appreciation / (depreciation)	$25,418,766

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)
Common Stock — 97.3%
	Shares	Value
AUSTRIA — 1.0%
Andritz AG	965,800	$29,852,824
BELGIUM — 2.1%
D’Ieteren SA	231,685	14,425,977
Solvay SA	581,118	50,057,374
		64,483,351
CANADA — 5.8%
Magna International Inc.	1,502,396	68,528,963
Methanex Corporation	2,119,293	51,514,780
Toronto-Dominion Bank	1,193,393	55,077,615
		175,121,358
CHILE — 1.3%
Antofagasta plc	2,942,400	38,934,019
CHINA — 3.3%
Weichai Power Company Limited	24,782,000	49,627,954
Zhongsheng Group Holdings	8,066,500	50,324,552
		99,952,506
COLOMBIA — 1.5%
Bancolombia S.A. (a)	1,099,700	28,097,335
Bancolombia S.A.	2,504,600	15,777,417
		43,874,752
FINLAND — 0.8%
Valmet OYJ	968,890	24,006,386
FRANCE — 7.3%
Imerys SA	1,178,173	43,877,550
Ipsos	919,480	23,019,346
Michelin (CGDE)	418,300	44,988,832
Publicis Groupe	1,738,775	56,232,897
Vinci SA	619,098	51,920,601
		220,039,226
GERMANY — 11.4%
BASF SE	762,300	46,463,830
Deutsche Telekom AG	3,306,977	55,413,580
Fresenius SE & Company KGaA	993,500	45,236,404
Hannover Rueck SE	346,100	53,651,993
HeidelbergCement AG	595,000	36,503,752
Lanxess AG	924,100	53,042,560

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
	Shares	Value
GERMANY (continued)
Muenchener Rueckversicherungs-Gesellschaft	219,430	$55,732,338
		346,044,457
GREECE — 0.4%
Jumbo S.A.	765,004	13,455,746
INDIA — 1.6%
Infosys Limited - SP (a)	3,423,084	47,272,790
IRELAND — 0.9%
Greencore Group plc	21,094,335	26,725,854
ITALY — 0.9%
Trevi-Finanziaria SpA with rights (b)	1,679,311,656	26,598,001
JAPAN — 7.1%
Asahi Group Holdings Ltd.	1,349,300	46,745,388
Daicel Corporation	4,652,700	33,375,286
KDDI Corporation	1,705,700	42,929,396
Sony Corporation	632,000	48,102,189
Sumitomo Mitsui Trust Holdings, Inc.	1,681,700	44,500,590
		215,652,849
MEXICO — 1.8%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	4,088,300	18,806,424
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	2,373,200	19,080,589
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	1,427,900	16,609,611
		54,496,624
NORWAY — 6.0%
DNB Bank ASA	4,090,330	56,524,771
SpareBank 1 SR-Bank ASA	6,612,187	54,697,569
Sparebanken Vest	2,183,075	14,699,113
Yara International ASA	1,468,500	56,422,819
		182,344,272
PUERTO RICO — 1.6%
Popular, Inc.	1,324,850	48,052,309
SINGAPORE — 1.4%
United Overseas Bank Limited	2,985,886	41,624,358
SOUTH AFRICA — 0.5%
Sasol Limited (b)	2,081,935	16,172,441
SOUTH KOREA — 11.6%
Hyundai Mobis Company, Limited	271,700	53,433,946
Kia Motors Corporation	1,380,300	55,353,630
KT&G Corporation	637,300	44,902,540

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
	Shares	Value
SOUTH KOREA (continued)
LG Uplus Corporation	3,571,991	$35,124,324
Samsung Electronics Company Limited	1,566,434	77,953,364
Shinhan Financial Group Co., Limited	1,227,900	28,978,230
SK Hynix, Inc.	773,800	55,578,623
		351,324,657
SWEDEN — 6.1%
Dometic Group AB	2,715,300	33,766,803
Duni AB	1,566,400	15,769,010
Loomis AB, Class B	1,446,683	39,601,937
SKF AB-B	2,391,800	49,626,509
Svenska Handelsbanken AB, Class A	5,262,104	44,283,986
		183,048,245
SWITZERLAND — 1.8%
Novartis AG	640,850	55,736,094
TAIWAN — 1.5%
Catcher Technology Company, Limited	7,254,000	45,459,602
THAILAND — 0.9%
Siam Commercial Bank PCL	12,677,400	26,004,923
UNITED KINGDOM — 18.7%
Amcor plc	4,192,000	46,321,600
Babcock International Group plc	10,646,152	34,464,078
Bellway plc	2,283,399	69,402,341
Bunzl plc	1,479,100	47,939,285
Cineworld Group plc	36,606,927	19,304,416
Coca-Cola European Partners plc	1,125,818	43,692,997
Inchcape plc	5,125,724	29,197,078
Linde plc	191,944	45,707,625
Mondi plc	3,670,600	78,231,313
Next plc	701,550	53,965,385
Signature Aviation plc	12,772,437	39,448,419
Taylor Wimpey plc	42,000,000	58,886,878
		566,561,415
TOTAL COMMON STOCK
(Cost $3,335,094,057)		2,942,839,059

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
Short Term Investments—3.4%
	Par Value	Value
Money Market—3.4%
Federated Hermes Treasury Obligations Fund, 0.02% (c) (Cost $103,086,291)	$103,086,291	$103,086,291
TOTAL INVESTMENTS—100.7% (Cost $3,438,180,348)		3,045,925,350
OTHER ASSETS & LIABILITIES (NET)—(0.7)%		(19,814,835)
NET ASSETS—100%		$3,026,110,515

(a)
ADR - American Depositary Receipts

(b)
Non-income producing security

(c)
Interest rate reflects seven-day effective yield on September 30, 2020

(d)
At September 30, 2020, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $3,458,456,127 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$272,887,799
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(685,418,577)
Net unrealized appreciation/(depreciation)	$(412,530,778)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)
Common Stock — 98.9%
	Shares	Value
BELGIUM — 0.8%
D’Ieteren SA	88,200	$5,491,815
BRAZIL — 2.0%
Equatorial Energia S.A.	3,597,085	13,516,590
CANADA — 1.0%
goeasy Ltd.	142,500	6,977,785
CHINA — 4.6%
China Hongxing Sports Limited * (a)	10,258,400	—
Shanghai Mechanical & Electrical Industry Co., Limited - B	7,675,466	9,410,121
Xinhua Winshare Publishing and Media Co., Limited	16,933,500	10,684,492
Xtep International Holdings Limited	35,881,912	10,602,526
		30,697,139
COLUMBIA — 0.3%
Tecnoglass, Inc.	393,764	2,086,949
CZECH REPUBLIC — 0.8%
Moneta Money Bank A.S.	2,293,900	5,282,853
DENMARK — 1.2%
DFDS A/S	153,610	5,154,373
Ringkjoebing Landbobank A/S	36,500	2,771,511
		7,925,884
FINLAND — 1.8%
Valmet OYJ	492,812	12,210,504
FRANCE — 3.3%
Alten S.A.	79,500	7,551,008
Bonduelle S.A.	337,800	7,842,918
Elis S.A.	505,000	6,401,325
		21,795,251
GERMANY — 1.5%
Norma Group SE	201,000	6,245,896
Sixt SE	43,725	3,960,784
		10,206,680
GREECE — 1.1%
Jumbo S.A.	410,729	7,224,361
HONG KONG — 2.4%
Samson Holding Limited (a)	74,790,800	2,094,142

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
	Shares	Value
HONG KONG (continued)
VSTECS Holdings Limited	8,587,360	$5,706,439
VTech Holdings Limited	1,366,700	8,499,992
		16,300,573
INDIA — 4.1%
Coforge Limited	627,875	19,762,149
LIC Housing Finance Limited	2,090,700	7,815,330
		27,577,479
INDONESIA — 0.3%
PT. Pakuwon Jati Tbk	90,832,300	2,160,930
IRELAND — 8.0%
C & C Group plc	2,441,200	6,185,846
Glanbia plc	1,468,700	15,172,663
Greencore Group plc	6,683,300	8,467,529
Irish Continental Group plc (b)	605,400	2,207,779
Origin Enterprises plc	3,090,204	12,139,052
UDG Healthcare plc	929,285	9,280,836
		53,453,705
ITALY — 1.1%
De’Longhi SpA	220,990	7,566,731
JAPAN — 13.8%
Daicel Corporation	897,700	6,439,486
Dowa Holdings Co., Limited	234,400	6,841,202
Iwatani Corporation	434,600	16,246,537
Kanematsu Corporation	1,228,500	14,958,993
Mizuho Leasing Company, Limited	440,000	11,265,801
Nihon House Holdings Co., Limited	1,135,700	3,024,085
Prima Meat Packers Limited	712,300	21,835,407
Sanwa Holdings Corporation	496,000	5,221,795
Tsubakimoto Chain Co., Limited	283,500	6,632,820
		92,466,126
MEXICO — 1.1%
Gentera SAB de CV	5,514,200	1,576,142
Grupo Aeroportuario del Centro Norte S.A.B. de CV - B	1,206,100	5,548,132
		7,124,274
NORWAY — 7.7%
ABG Sundal Collier Holding ASA	10,021,788	5,698,214
Borregaard ASA	497,644	7,595,020
Fjord1 ASA	1,093,326	5,094,694
Sbanken ASA	577,302	4,177,088

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
	Shares	Value
NORWAY (continued)
SpareBank Nord-Norge	735,389	$5,045,847
SpareBank 1 Ostlandet	568,688	5,330,348
Sparebank 1 SMN	746,528	6,725,981
SpareBank 1 SR-Bank ASA	796,526	6,589,051
Sparebanken Vest	788,092	5,306,393
		51,562,636
PORTUGAL — 2.1%
Redes Energéticas Nacionais, SGPS, S.A.	4,930,327	13,701,777
SINGAPORE — 0.5%
Venture Corporation, Limited	218,000	3,072,537
SOUTH KOREA — 3.4%
Cuckoo Holdings Co., Limited	90,444	7,656,226
ENF Technology Co., Limited	406,286	15,025,113
		22,681,339
SWEDEN — 4.2%
Cloetta AB, Class B	2,762,000	8,023,687
Duni AB	356,845	3,592,373
Hexpol AB	349,000	3,129,302
Loomis AB, Class B	495,761	13,571,111
		28,316,473
TAIWAN — 12.9%
BizLink Holding, Inc.	826,000	6,431,289
Cathay Real Estate Development Co., Ltd.	6,087,300	4,077,537
Elite Material Co., Ltd.	2,392,600	12,061,308
Hitron Technologies Inc.	12,061,800	8,620,926
Holtek Semiconductor, Inc.	4,380,500	9,755,619
Huaku Development Co., Limited	3,997,800	11,898,707
Kings Town Bank	5,232,500	6,684,708
Sercomm Corporation	3,899,000	9,746,827
Sitronix Technology Corporation	1,999,100	9,007,753
Taiwan Union Technology Corporation	2,161,900	8,360,362
		86,645,036
THAILAND — 5.3%
Hana Microelectronics PCL	10,767,480	14,781,393
Ratch Group PCL	9,192,600	14,577,614
Thanachart Capital PCL	7,017,300	6,422,144
		35,781,151
UNITED KINGDOM — 13.6%
Cineworld Group plc	3,796,300	2,001,953

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
	Shares	Value
UNITED KINGDOM (continued)
Coats Group plc	3,645,200	$2,634,346
Countryside Properties plc	1,950,400	8,472,326
Crest Nicholson Holdings plc	2,611,400	6,667,763
Halfords Group plc	2,955,485	6,931,157
Inchcape plc	1,026,407	5,846,605
Keller Group plc	1,205,439	9,490,787
Lancashire Holdings Limited	1,528,726	13,676,514
National Express Group plc	5,353,485	10,575,469
OneSavings Bank plc	2,935,517	10,588,355
Signature Aviation plc	1,780,068	5,497,844
Vistry Group plc	925,325	6,800,870
Wetherspoon (J.D.) plc	190,478	2,059,920
		91,243,909
TOTAL COMMON STOCK
(Cost $691,618,035)		663,070,487

Short Term Investments—0.4%
	Par Value	Value
Money Market—0.4%
Federated Hermes Treasury Obligations Fund, 0.02% (c)	$2,429,567	$2,429,567
(Cost $2,429,567)
TOTAL INVESTMENTS—99.3% (Cost $694,047,602)		665,500,054
OTHER ASSETS & LIABILITIES (NET)—0.7%		4,793,729
NET ASSETS—100%		$670,293,783

*
Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of September 30, 2020.

(a)
Non-income producing security

(b)
Common Stock Unit

(c)
Interest rate reflects seven-day effective yield on September 30, 2020.

(d)
At September 30, 2020, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $705,339,478 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$90,972,482
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(130,811,906)
Net unrealized appreciation/(depreciation)	$(39,839,424)

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)
Common Stock — 93.9%
	Shares	Value
AUSTRALIA — 1.9%
Macquarie Group Limited	3,987	$341,690
BELGIUM — 2.1%
D’Ieteren SA	6,100	379,819
BRAZIL — 1.6%
Equatorial Energia S.A.	78,100	293,473
CANADA — 1.4%
goeasy Ltd.	4,955	242,631
CHINA — 10.2%
ANTA Sports Products Ltd.	17,000	175,703
China MeiDong Auto Holdings Limited	176,000	674,477
Gree Electric Appliances, Inc.	45,500	356,085
Midea Group Co., Ltd.	36,700	391,217
Xtep International Holdings Limited	824,796	243,714
		1,841,196
DENMARK — 2.0%
Ringkjoebing Landbobank A/S	4,600	349,286
FRANCE — 6.7%
Alten S.A.	4,200	398,921
Groupe SEB	2,700	439,763
LVMH Moet Hennessy Louis Vuitton SE	800	374,672
		1,213,356
GERMANY — 3.9%
Brenntag AG	5,600	356,567
VIB Vermögen AG	11,209	357,510
		714,077
GREECE — 2.0%
Jumbo S.A.	20,671	363,585
INDONESIA — 1.8%
PT Bank Rakyat Indonesia Tbk	1,599,400	326,759
IRELAND — 3.8%
Irish Continental Group plc	90,500	330,036
UDG Healthcare plc	35,300	352,544
		682,580

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
	Shares	Value
ITALY — 3.6%
Brembo S.p.A.	38,000	$380,089
Interpump Group S.p.A.	7,200	267,805
		647,894
JAPAN — 1.9%
BeNEXT Group, Inc.	32,600	349,385
KENYA — 2.7%
Equity Group Holdings Limited	295,731	100,031
Safaricom PLC	1,403,800	384,266
		484,297
MALAYSIA — 1.8%
Public Bank Bhd	84,500	319,251
MEXICO — 3.9%
Gentera SAB de C.V.	524,100	149,805
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	38,100	175,262
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	23,300	187,333
Grupo Aeroportuario del Sureste, S. A. B. de C.V., Series B	16,200	188,442
		700,842
PERU — 1.9%
Credicorp Ltd.	2,700	334,773
SOUTH AFRICA — 4.3%
AVI Limited	81,000	360,858
FirstRand Limited	163,100	403,154
		764,012
SOUTH KOREA — 2.9%
SK Materials Co., Ltd.	1,400	272,338
Soulbrain Holdings Co., Ltd.	1,348	249,775
		522,113
SWEDEN — 5.0%
Bravida Holding AB	57,300	699,124
Hexpol AB	22,500	201,746
		900,870
TAIWAN — 15.0%
BizLink Holding, Inc.	70,400	548,139
Chailease Holding Co., Ltd.	60,760	274,828
POYA International Co., Ltd.	36,300	693,111

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
	Shares	Value
TAIWAN (continued)
SINBON Electronics Co., Ltd.	122,300	$755,877
Taiwan Semiconductor Manufacturing Co., Ltd.	29,000	433,568
		2,705,523
UNITED ARAB EMIRATES — 0.6%
Aramex PJSC	91,000	106,033
UNITED KINGDOM — 11.0%
Amcor plc	32,100	354,705
Bunzl plc	11,300	366,246
Countryside Properties plc	81,965	356,047
Greggs plc	22,200	337,233
Howden Joinery Group plc	52,600	401,623
Travis Perkins plc	11,500	161,461
		1,977,315
UNITED STATES — 1.9%
Euronet Worldwide, Inc. (a)	3,800	346,180
TOTAL COMMON STOCK
(Cost $16,350,626)		16,906,940
Preferred Stock — 2.7%
GERMANY - 2.7%
Henkel AG & Company	5,100	477,826
(Cost $455,166)
Short Term Investments—2.8%
	Par Value	Value
Money Market—2.8%
Federated Hermes Treasury Obligations Fund, 0.02% (b)	$496,207	496,207
(Cost $496,207)
TOTAL INVESTMENTS—99.4%		17,880,973
(Cost $17,301,999)
OTHER ASSETS & LIABILITIES (Net)—0.6%		112,247
NET ASSETS—100%		$17,993,220

(a)
Non-income producing security.

(b)
Interest rate reflects seven-day effective yield on September 30, 2020.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2020 (Unaudited)
(c)
At September 30, 2020, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $17,454,450 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,068,668
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,642,144)
Net unrealized appreciation/(depreciation)	$426,524
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

This page intentionally left blank.

PEAR TREE FUNDS

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2020 (Unaudited)
	Small Cap	Quality	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Assets:
Investments at value	$63,124,438	$158,325,965	$103,333,929	$3,045,925,350	$665,500,054	$17,880,973
Foreign currency at value (Cost $0 for Small Cap, $0 for Quality, $2,464 for Emerging Markets World Equity, $6 for Foreign Value and $5 for Foreign Value Small Cap, $0 for International Opportunities)	—	—	2,468	6	5	—
Cash	—	—	81,247	97,076	36	104
Dividends and interest receivable	63,530	224,294	160,540	8,977,452	2,127,256	19,571
Foreign tax reclaims receivable	2,246	55,411	7,145	6,987,039	625,196	8,085
Receivable for investments sold	—	—	600,723	9,881,464	8,372,040	100,569
Receivable for shares of beneficial interest sold	1,000	86,545	14,233	1,724,588	479,496	—
Other assets	33,966	12,338	7,682	22,387	21,477	—
Total Assets	$63,225,180	$158,704,553	$104,207,967	$3,073,615,362	$677,125,560	$18,009,302
Liabilities:
Payable for investments purchased	$756,443	$—	$604,523	$42,502,044	$5,139,231	$—
Payable for shares of beneficial interest repurchased	7,189	122,659	17,420	2,543,902	1,046,108	—
Payable for compensation of manager (Note 3)	40,131	84,855	66,064	2,031,017	497,498	7,804
Payable for distribution fees (Note 3)	11,770	26,065	19,775	89,178	31,011	14
Payable to custodian	5,201	2,953	4,111	134,301	66,485	—
Payable to transfer agent (Note 3)	10,053	17,704	13,056	147,108	50,819	617
Other accrued expenses and liabilities	64	—	87,740	57,297	625	7,647
Total Liabilities	$830,851	$254,236	$812,689	$47,504,847	$6,831,777	$16,082
Net Assets	$62,394,329	$158,450,317	$103,395,278	$3,026,110,515	$670,293,783	$17,993,220

Investments at cost	$61,735,801	$139,026,232	$77,525,484	$3,438,180,348	$694,047,602	$17,301,999

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2020 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2020 (Unaudited)

	Small Cap	Quality	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Components of Net Assets:
Shares of beneficial interest	$63,342,476	$126,994,456	$119,378,015	$3,454,675,413	$761,463,152	$17,692,892
Total distributable earnings (loss)	(948,147)	31,455,861	(15,982,737)	(428,564,898)	(91,169,369)	300,328
Net Assets Applicable to Outstanding Shares	$62,394,329	$158,450,317	$103,395,278	$3,026,110,515	$670,293,783	$17,993,220
Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$55,960,123	$124,761,142	$96,491,527	$419,677,339	$148,553,200	$65,382
Shares Outstanding	3,094,086	6,712,360	3,810,801	23,415,823	11,821,101	6,103
Net asset value and redemption proceeds per share	$18.09	$18.59	$25.32	$17.92	$12.57	$10.71
Institutional Shares
Net assets applicable to outstanding shares	$6,434,206	$33,689,175	$6,042,350	$2,114,073,126	$425,522,346	$9,405,396
Shares outstanding	292,904	1,647,923	234,722	118,119,613	33,800,867	872,620
Net asset value and redemption proceeds per share	$21.97	$20.44	$25.74	$17.90	$12.59	$10.78
R6 Shares
Net assets applicable to outstanding shares	$—	$—	$861,401	$492,360,050	$96,218,237	$8,522,442
Shares Outstanding	—	—	68,970	52,652,591	10,219,749	790,598
Net asset value and redemption proceeds per share	$—	$—	$12.49	$9.35	$9.41	$10.78

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

PEAR TREE FUNDS

STATEMENT OF OPERATIONS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2020 (Unaudited)
	Small Cap	Quality	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Investment Income:
Dividends*	$748,157	$1,352,265	$758,205	$40,331,055	$10,775,583	$201,374
Interest	2,170	1,686	976	44,075	13,989	546
Miscellaneous	—	—	—	—	15,694	55
Total Investment Income	$750,327	$1,353,951	$759,181	$40,375,130	$10,805,266	$201,975
Expenses:
Compensation of manager (Note 3)	267,363	709,293	451,013	14,733,503	3,295,668	73,120
Distribution fees, Ordinary Shares (Note 3)	75,327	149,819	104,898	558,117	182,616	74
Administrative fees (Note 3)	9,441	17,569	11,178	392,574	90,143	2,096
Custodian and fund accounting fees	16,000	18,000	70,000	438,000	152,999	14,800
Regulatory and Compliance (Note 3)	2,249	4,346	2,753	94,931	21,601	511
Transfer agent fees (Note 3):
Ordinary Shares	50,727	98,024	69,445	361,066	118,503	48
Institutional Shares	5,494	17,960	4,579	1,638,921	333,085	6,920
R6 Shares	—	—	55	26,862	6,041	448
Audit and legal	8,133	16,774	10,665	355,907	79,576	1,945
Registration fees	13,283	14,837	14,912	56,163	41,815	4,954
Insurance	625	1,202	763	26,346	6,004	142
Compensation of trustees (Note 3)	1,609	3,178	2,026	68,465	15,548	372
Printing	2,709	5,151	3,256	113,381	25,895	609
Miscellaneous	1,800	5,122	2,606	112,044	17,795	429
Total expenses before waivers/reimbursements/reductions	454,760	1,061,275	748,149	18,976,280	4,387,289	106,468
Management Fee Waiver (Note 3)	—	(200,182)	(99,223)	(1,473,351)	(329,567)	—
Transfer Agent Fee Waiver Institutional Shares (Note 3)	(3,939)	(13,204)	(3,330)	(1,218,079)	(246,830)	(5,127)
Manager Reimbursement R6 Shares (Note 3)	—	(6,859)	(238)	(210,819)	—	—
Expenses, Net	$450,821	$841,030	$645,358	$16,074,031	$3,810,892	$101,341
Net Investment income/(loss)	$299,506	$512,921	$113,823	$24,301,099	$6,994,374	$100,634

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2020 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2020 (Unaudited)

	Small Cap	Quality	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Realized and unrealized gain/(loss) on investments,foreign currency, and foreign translation:
Net realized gain/(loss) (Note 2) on:
Investments**	$3,069,643	$3,454,838	$260,609	$(32,715,917)	$(8,622,023)	$(231,853)
Foreign denominated assets, liabilities, and currency	(8)	—	(42,156)	(740,522)	(165,922)	6,207
Change in unrealized appreciation/(depreciation) of:
Investments	7,607,534	23,509,633	27,990,328	532,450,065	144,003,600	4,529,711
Foreign denominated assets, liabilities, and currency	(321)	—	18,720	893,206	207,296	179,341
Net realized and unrealized gain/(loss) on investment and foreign currency	10,676,848	26,964,471	28,227,501	499,886,832	135,422,951	4,483,406
Net increase/(decrease) in net assets resulting from operations	$10,976,354	$27,477,392	$28,341,324	$524,187,931	$142,417,325	$4,584,040

*
Dividends are net of foreign withholding taxes of $ 7,481 for Small Cap, $ 25,670 for Quality, $ 113,060 for Emerging Markets World Equity, $ 6,323,070 for Foreign Value, $ 1,694,402 for Foreign Value Small Cap, and $ 18,249 for International Opportunities.

**
Net realized gains on Investments are net of foreign withholding taxes of  $ 0 for Small Cap, $ 0 for Quality, $ 106,406 for Emerging Markets World Equity, $0 for Foreign Value, $ 2,220 for Foreign Value Small Cap and $ 0 for International Opportunities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

-STATEMENT OF CHANGES IN NET ASSETS

	Small Cap
	Semi-Annual Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$299,506	$718,167
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	3,069,635	963,708
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	7,607,213	(30,739,854)
Net increase/(decrease) from operations	$10,976,354	$(29,057,979)
Distributions to shareholders
Ordinary Shares	$—	$(7,953,135)
Institutional Shares	—	(403,647)
R6 Shares	—	—
Total distributions to shareholders	$—	$(8,356,782)
Capital Stock Transactions
Shares sold
Ordinary Shares	$945,901 *	$2,149,451
Institutional Shares	463,697	4,191,361
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	6,222,376
Institutional Shares	—	401,328
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(15,002,321)	(32,352,225)
Institutional Shares	(678,071)	(661,517)
R6 Shares	—	—
Net increase (decrease) from capital stock transactions	$(14,270,794)	$(20,049,226)
Net Increase (Decrease) in Net Assets	$(3,294,440)	$(57,463,987)
Net Assets Beginning of Year	65,688,769	123,152,756
Net Assets at End of Year	$62,394,329	$65,688,769

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

-STATEMENT OF CHANGES IN NET ASSETS (continued)

	Small Cap
	Semi-Annual Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Share Transactions
Shares sold
Ordinary Shares	48,238	93,239
Institutional Shares	20,291	148,935
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	262,769
Institutional Shares	—	13,994
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(837,346)	(1,408,385)
Institutional Shares	(30,629)	(28,482)
R6 Shares	—	—
Increase (Decrease) In Shares Outstanding	(799,446)	(917,930)

•
Includes contributions to capital from investment managers/brokers for : Ordinary $33,651.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

-STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$512,921	$867,149
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	3,454,838	17,805,794
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	23,509,633	(18,843,745)
Net increase/(decrease) from operations	$27,477,392	$(170,802)
Distributions to shareholders
Ordinary Shares	$—	$(21,298,362)
Institutional Shares	—	(1,216,611)
R6 Shares	—	—
Total distributions to shareholders	$—	$(22,514,973)
Capital Stock Transactions
Shares sold
Ordinary shares	$23,273,089	$11,672,040
Institutional Shares	24,779,698	8,720,267
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	16,434,310
Institutional Shares	—	1,144,224
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(20,426,583)	(46,911,998)
Institutional Shares	(4,228,521)	(4,525,275)
R6 Shares	—	—
Net increase (decrease) from capital stock transactions	$23,397,683	$(13,466,432)
Net Increase (Decrease) in Net Assets	$50,875,075	$(36,152,207)
Net Assets Beginning of Year	107,575,242	143,727,449
Net Assets at End of Year	$158,450,317	$107,575,242

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

-STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Share Transactions
Shares sold
Ordinary Shares	1,360,210	704,279
Institutional Shares	1,284,120	448,510
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	942,334
Institutional Shares	—	59,845
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(1,151,713)	(2,518,292)
Institutional Shares	(218,341)	(227,682)
R6 Shares	—	—
Increase (Decrease) In Shares Outstanding	1,274,276	(591,006)

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

-STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets World Equity
	Semi-Annual Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$113,823	$919,684
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	218,453	1,580,781
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	28,009,048	(10,634,107)
Net increase/(decrease) from operations	$28,341,324	$(8,133,642)
Distributions to shareholders
Ordinary Shares	$—	$(1,241,374)
Institutional Shares	—	(104,488)
R6 Shares	—	(25,825)
Total distributions to shareholders	$—	$(1,371,687)
Capital Stock Transactions
Shares sold
Ordinary Shares	$12,001,568 *	$6,026,009
Institutional Shares	973,286	2,720,347
R6 Shares	64,666	777,112
Distributions reinvested
Ordinary Shares	—	1,000,942
Institutional Shares	—	103,586
R6 Shares	—	25,825
Shares redeemed
Ordinary Shares	(6,181,683)	(23,372,858)
Institutional Shares	(1,132,003)	(2,720,676)
R6 Shares	(217)	(239,742)
Net increase (decrease) from capital stock transactions	$5,725,617	$(15,679,455)
Net Increase (Decrease) in Net Assets	$34,066,941	$(25,184,784)
Net Assets Beginning of Year	69,328,337	94,513,121
Net Assets at End of Year	$103,395,278	$69,328,337

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

-STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets World Equity
	Semi-Annual Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Share Transactions
Shares sold
Ordinary Shares	565,175	292,985
Institutional Shares	43,253	118,774
R6 Shares	5,830	73,369
Distributions reinvested
Ordinary Shares	—	46,042
Institutional Shares	—	4,700
R6 Shares	—	2,418
Shares redeemed
Ordinary Shares	(287,366)	(1,089,517)
Institutional Shares	(48,881)	(122,270)
R6 Shares	(20)	(22,627)
Increase (Decrease) In Shares Outstanding	277,991	(696,126)

•
Includes contributions to capital from investment managers/brokers for : Ordinary $8,740.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

-STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$24,301,099	$86,859,398
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	(33,456,439)	(77,692,608)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	533,343,271	(1,081,424,722)
Net increase/(decrease) from operations	$524,187,931	$(1,072,257,932)
Distributions to shareholders
Ordinary Shares	$—	$(8,402,060)
Institutional Shares	—	(40,290,824)
R6 Shares	—	(15,956,930)
Total distributions to shareholders	$—	$(64,649,814)
Capital Stock Transactions
Shares sold
Ordinary Shares	$6,378,400	$55,194,149
Institutional Shares	490,448,452 *	847,645,361 **
R6 Shares	86,706,165	645,238,508
Distributions reinvested
Ordinary Shares	—	8,017,095
Institutional Shares	—	36,228,433
R6 Shares	—	7,353,409
Shares redeemed
Ordinary Shares	(106,876,383)	(226,193,798)
Institutional Shares	(470,610,652)	(939,856,072)
R6 Shares	(64,012,381)	(356,878,687)
Net increase (decrease) from capital stock transactions	$(57,966,399)	$76,748,398
Net Increase (Decrease) in Net Assets	$466,221,532	$(1,060,159,348)
Net Assets Beginning of Year	2,559,888,983	3,620,048,331
Net Assets at End of Year	$3,026,110,515	$2,559,888,983

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

-STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Share Transactions
Shares sold
Ordinary Shares	375,062	2,717,677
Institutional Shares	28,317,872	44,337,678
R6 Shares	10,160,121	59,427,810
Distributions reinvested
Ordinary Shares	—	376,743
Institutional Shares	—	1,709,695
R6 Shares	—	664,865
Shares redeemed
Ordinary Shares	(6,307,291)	(11,536,935)
Institutional Shares	(27,963,022)	(49,468,579)
R6 Shares	(7,293,401)	(40,013,880)
Increase (Decrease) In Shares Outstanding	(2,710,659)	8,215,074

*
Includes contributions to capital from investment managers/brokers for : Institutional $ 7,950.

**
Includes contributions to capital from investment managers/brokers for : Institutional $ 865.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

-STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$6,994,374	$49,099,756
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	(8,787,945)	(71,883,016)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	144,210,896	(185,494,576)
Net increase/(decrease) from operations	$142,417,325	$(208,277,836)
Distributions to shareholders
Ordinary Shares	$—	$(5,306,861)
Institutional Shares	—	(18,489,075)
R6 Shares	—	(4,067,199)
Total distributions to shareholders	$—	$(27,863,135)
Capital Stock Transactions
Shares sold
Ordinary Shares	$8,978,835	$25,566,446
Institutional Shares	94,522,706	227,726,864
R6 Shares	18,755,226 *	64,848,733
Distributions reinvested
Ordinary Shares	—	4,577,597
Institutional Shares	—	15,541,927
R6 Shares	—	3,638,819
Shares redeemed
Ordinary Shares	(25,754,759)	(71,126,777)
Institutional Shares	(123,515,103)	(483,601,230)
R6 Shares	(43,050,981)	(16,820,349)
Net increase (decrease) from capital stock transactions	$(70,064,076)	$(229,647,970)
Net Increase (Decrease) in Net Assets	$72,353,249	$(465,788,941)
Net Assets Beginning of Year	597,940,534	1,063,729,475
Net Assets at End of Year	$670,293,783	$597,940,534

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

-STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Share Transactions
Shares sold
Ordinary Shares	752,956	1,962,242
Institutional Shares	8,041,592	17,308,254
R6 Shares	2,331,995	6,977,958
Distributions reinvested
Ordinary Shares	—	328,379
Institutional Shares	—	1,116,518
R6 Shares	—	349,550
Shares redeemed
Ordinary Shares	(2,225,131)	(5,404,594)
Institutional Shares	(10,701,834)	(38,462,577)
R6 Shares	(4,951,563)	(1,787,051)
Increase (Decrease) In Shares Outstanding	(6,751,985)	(17,611,321)

•
Includes contributions to capital from investment managers/brokers for : R6 $ 68.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

-STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Semi-Annual Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$100,634	$(7,444)
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	(225,646)	(89,017)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	4,709,052	(4,757,489)
Net increase/(decrease) from operations	$4,584,040	$(4,853,950)
Distributions to shareholders
Ordinary Shares	$—	$(197)
Institutional Shares	—	(30,677)
R6 Shares	—	(5,039)
Total distributions to shareholders	$—	$(35,913)
Capital Stock Transactions
Shares sold
Ordinary Shares	$—	$1,000
Institutional Shares	169,372	3,144,495
R6 Shares	323,381	7,525,311
Distributions reinvested
Ordinary Shares	—	197
Institutional Shares	—	30,676
R6 Shares	—	5,039
Shares redeemed
Ordinary Shares	—	—
Institutional Shares	(169,372)	(3,175,842)
R6 Shares	(197,644)	(37,873)
Net increase (decrease) from capital stock transactions	$125,737	$7,493,003
Net Increase (Decrease) in Net Assets	$4,709,777	$2,603,140
Net Assets Beginning of Year	13,283,443	10,680,303
Net Assets at End of Year	$17,993,220	$13,283,443

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

-STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Semi-Annual Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Share Transactions
Shares sold
Ordinary Shares	—	96
Institutional Shares	15,397	395,346
R6 Shares	30,111	653,491
Distributions reinvested
Ordinary Shares	—	17
Institutional Shares	—	2,696
R6 Shares	—	443
Shares redeemed
Ordinary Shares	—	—
Institutional Shares	(15,397)	(397,495)
R6 Shares	(17,968)	(4,830)
Increase (Decrease) In Shares Outstanding	12,143	649,764

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2020*	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$15.45	$23.97	$25.48	$26.35	$21.61	$24.65
Income from Investment Operations:
Net investment income (loss) (a)(c)	0.08	0.15	0.07	0.07	0.06	0.16
Net realized and unrealized gain/(loss) on securities	2.56	(6.73)	0.22	0.68	4.99	(1.59)
Total from Investment Operations	2.64	(6.58)	0.29	0.75	5.05	(1.43)
Less Distributions:
Dividends from net investment income	—	(0.14)	(0.01)	(0.04)	(0.15)	—
Distributions from realized capital gains	—	(1.80)	(1.79)	(1.58)	(0.16)	(1.61)
Total Distributions	—	(1.94)	(1.80)	(1.62)	(0.31)	(1.61)
Net Asset Value, End of Period	$18.09	$15.45	$23.97	$25.48	$26.35	$21.61
Total Return	17.09%	(30.27)%	1.87%	2.75%	23.36%	(5.83)%
Net Assets, End of Period (000s)	$55,960	$60,008	$118,314	$109,341	$109,247	$91,139
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.39%	1.35%	1.34%	1.35%	1.35%	1.35%
Net	1.39%	1.35%	1.34%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (c)	0.86%	0.63%	0.29%	0.25%	0.25%	0.70%
Portfolio Turnover	8%	28%	24%	18%	37%	17%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2020*	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$18.73	$28.67	$30.07	$30.80	$25.19	$28.39
Income from Investment Operations:
Net investment income (loss) (a) (c)	0.14 (b)	0.27 (b)	0.21 (b)	0.19 (b)	0.14	0.23
Net realized and unrealized gain/(loss) on securities	3.10	(8.17)	0.28	0.79	5.83	(1.82)
Total from Investment Operations	3.24	(7.90)	0.49	0.98	5.97	(1.59)
Less Distributions:
Dividends from net investment income	—	(0.24)	(0.10)	(0.13)	(0.20)	—
Distributions from realized capital gains	—	(1.80)	(1.79)	(1.58)	(0.16)	(1.61)
Total Distributions	—	(2.04)	(1.89)	(1.71)	(0.36)	(1.61)
Net Asset Value, End of Period	$21.97	$18.73	$28.67	$30.07	$30.80	$25.19
Total Return	17.30%	(30.02)%	2.30%	3.10%	23.71%	(5.62)%
Net Assets, End of Period (000s)	$6,434	$5,681	$4,839	$7,395	$7,220	$5,785
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.14%	1.10%	1.08%	1.10%	1.10%	1.10%
Net	1.02%	0.98%	0.96%	0.98%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets(c)	1.23%	1.02%	0.65%	0.62%	0.49%	0.89%
Portfolio Turnover	8%	28%	24%	18%	37%	17%

*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2020*	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$15.06	$18.66	$18.83	$17.52	$16.31	$17.47
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.06	0.12	0.14	0.15	0.16	0.15
Net realized and unrealized gain/(loss) on securities	3.47	(0.19)	2.23	2.49	2.04	0.72
Total from Investment Operations	3.53	(0.07)	2.37	2.64	2.20	0.87
Less Distributions:
Dividends from net investment income	—	(0.15)	(0.12)	(0.18)	(0.19)	(0.16)
Distributions from realized capital gains	—	(3.38)	(2.42)	(1.15)	(0.80)	(1.87)
Total Distributions	—	(3.53)	(2.54)	(1.33)	(0.99)	(2.03)
Net Asset Value, End of Period	$18.59	$15.06	$18.66	$18.83	$17.52	$16.31
Total Return	23.44%	(2.98)%	14.16%	14.91%	14.04%	5.47%
Net Assets, End of Period (000s)	$124,761	$97,951	$137,643	$123,781	$112,513	$113,498
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.53%	1.54%	1.54%	1.54%	1.55%	1.55%
Net	1.25%	1.27%	1.25%	1.28%	1.30%	1.29%
Ratio of net investment income (loss) to average net assets(c)	0.66%	0.62%	0.72%	0.81%	0.97%	0.91%
Portfolio Turnover	16%	35%	57%	48%	31%	35%

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2020*	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$16.53	$20.18	$20.15	$18.65	$17.30	$18.39
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	0.11	0.21	0.23	0.24	0.22	0.21
Net realized and unrealized gain/(loss) on securities	3.80	(0.25)	2.40	2.65	2.16	0.76
Total from Investment Operations	3.91	(0.04)	2.63	2.89	2.38	0.97
Less Distributions:
Dividends from net investment income	—	(0.23)	(0.18)	(0.24)	(0.23)	(0.19)
Distributions from realized capital gains	—	(3.38)	(2.42)	(1.15)	(0.80)	(1.87)
Total Distributions	—	(3.61)	(2.60)	(1.39)	(1.03)	(2.06)
Net Asset Value, End of Period	$20.44	$16.53	$20.18	$20.15	$18.65	$17.30
Total Return	23.65%	(2.62)%	14.59%	15.34%	14.30%	5.74%
Net Assets, End of Period (000s)	$33,689	$9,624	$6,084	$6,064	$6,569	$8,533
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.28%	1.29%	1.29%	1.29%	1.30%	1.30%
Net	0.82%	0.90%	0.87%	0.93%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets (c)	1.08%	1.04%	1.08%	1.17%	1.22%	1.14%
Portfolio Turnover	16%	35%	57%	48%	31%	35%

*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2020*	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$18.21	$20.86	$23.29	$20.40	$18.96	$21.94
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.03	0.22	0.38	0.32	0.23	0.33
Net realized and unrealized gain/(loss) on securities	7.08	(2.53)	(2.36)	2.85	1.52	(3.02)
Total from Investment Operations	7.11	(2.31)	(1.98)	3.17	1.75	(2.69)
Less Distributions:
Dividends from net investment income	—	(0.34)	(0.45)	(0.28)	(0.31)	(0.29)
Distributions from realized capital gains	—	—	—	—	—	—
Total Distributions	—	(0.34)	(0.45)	(0.28)	(0.31)	(0.29)
Net Asset Value, End of Period	$25.32	$18.21	$20.86	$23.29	$20.40	$18.96
Total Return	39.12%	(11.35)%	(8.31)%	15.63%	9.39%	(12.12)%
Net Assets, End of Period (000s)	$96,492	$64,322	$89,347	$110,502	$102,633	$107,893
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.68%	1.70%	1.67%	1.07%	1.21%	1.32%
Net	1.46%	1.48%	1.46%	0.97%	1.09%	1.31%
Ratio of net investment income (loss) to average net assets(c)	0.23%	1.01%	1.81%	1.46%	1.21%	1.66%
Portfolio Turnover	54%	104%	172%(f)	50%	47%	82%(e)

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2020 *	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$18.47	$21.16	$23.63	$20.69	$19.23	$22.26
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.07	0.26	0.48	0.40	0.34	0.36
Net realized and unrealized gain/(loss) on securities	7.20	(2.52)	(2.42)	2.89	1.49	(3.04)
Total from Investment Operations	7.27	(2.26)	(1.94)	3.29	1.83	(2.68)
Less Distributions:
Dividends from net investment income	—	(0.43)	(0.53)	(0.35)	(0.37)	(0.35)
Distributions from realized capital gains	—	—	—	—	—	—
Total Distributions	—	(0.43)	(0.53)	(0.35)	(0.37)	(0.35)
Net Asset Value, End of Period	$25.74	$18.47	$21.16	$23.63	$20.69	$19.23
Total Return	39.36%	(11.02)%	(7.94)%	16.01%	9.68%	(11.88)%
Net Assets, End of Period (000s)	$6,042	$4,440	$5,061	$7,872	$8,078	$13,489
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.43%	1.45%	1.41%	0.82%	0.95%	1.07%
Net	1.09%	1.11%	1.08%	0.61%	0.83%	1.06%
Ratio of net investment income (loss) to average net assets (c)	0.59%	1.19%	2.21%	1.80%	1.69%	1.78%
Portfolio Turnover	54%	104%	172%(f)	50%	47%	82%(e)

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R 6 Shares
	Six Months Ended September 30,		January 28, 2019**
	2020*	2020	through March 31, 2019
Net Asset Value, Beginning of Period	$8.96	$10.47	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	0.04	0.18	0.01
Net realized and unrealized gain/(loss) on securities	3.49	(1.26)	0.46
Total from Investment Operations	3.53	(1.08)	0.47
Less Distributions:
Dividends from net investment income	—	(0.43)	—
Distributions from realized capital gains	—	—	—
Total Distributions	—	(0.43)	—
Net Asset Value, End of Period	$12.49	$8.96	$10.47
Total Return	39.40%	(10.95)%	4.70%****
Net Assets, End of Period (000s)	$861	$566	$105
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.28%	1.30%	1.64%***
Net	0.98%	0.99%	0.99%***
Ratio of net investment income (loss) to average net assets(c)	0.69%	1.58%	0.44%***
Portfolio Turnover	54%	104%	172% (f)

*
Unaudited

**
Commenced operations January 28, 2019

***
Annualized.

****
Not Annualized.

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

(e)
Turnover is higher due to a change in strategy as of March 18, 2016

(f)
Turnover is higher due to Emerging Markets acquiring assets of Pear Tree PanAgora Risk Parity Emerging Markets Fund as of May 8, 2018. See Note 2 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2020*	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$14.83	$20.77	$21.75	$19.15	$17.03	$18.67
Income from Investment Operations:
Net investment income (loss)(a)(c)	0.11 (b)	0.44 (b)	0.38 (b)	0.29 (b)	0.23	0.23
Net realized and unrealized gain/(loss) on securities	2.98	(6.13)	(1.17)	2.44	2.07	(1.60)
Total from Investment Operations	3.09	(5.69)	(0.79)	2.73	2.30	(1.37)
Less Distributions:
Dividends from net investment income	—	(0.25)	(0.11)	(0.13)	(0.18)	(0.27)
Distributions from realized capital gains	—	—	(0.08)	—	—	—
Total Distributions	—	(0.25)	(0.19)	(0.13)	(0.18)	(0.27)
Net Asset Value, End of Period	$17.92	$14.83	$20.77	$21.75	$19.15	$17.03
Total Return	20.84%	(27.75)%	(3.56)%	14.27%	13.59%	(7.29)%
Net Assets, End of Period (000s)	$419,677	$435,137	$784,820	$886,354	$859,328	$932,418
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.52%	1.50%	1.51%	1.51%	1.53%	1.52%
Net	1.42%	1.40%	1.41%	1.41%	1.53%	1.52%
Ratio of net investment income (loss) to average net assets(c)	1.32%	2.13%	1.80%	1.39%	1.31%	1.29%
Portfolio Turnover	19%	28%	12%	30%	15%	13%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2020*	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$14.78	$20.71	$21.71	$19.10	$17.00	$18.68
Income from Investment Operations:
Net investment income (loss) (a)(c)	0.15 (b)	0.50 (b)	0.42 (b)	0.33 (b)	0.26	0.27
Net realized and unrealized gain/(loss) on securities	2.97	(6.09)	(1.14)	2.49	2.07	(1.60)
Total from Investment Operations	3.12	(5.59)	(0.72)	2.82	2.33	(1.33)
Less Distributions:
Dividends from net investment income	—	(0.34)	(0.20)	(0.21)	(0.23)	(0.35)
Distributions from realized capital gains	—	—	(0.08)	—	—	—
Total Distributions	—	(0.34)	(0.28)	(0.21)	(0.23)	(0.35)
Net Asset Value, End of Period	$17.90	$14.78	$20.71	$21.71	$19.10	$17.00
Total Return	21.11%	(27.50)%	(3.20)%	14.75%	13.82%	(7.06)%
Net Assets, End of Period (000s)	$2,114,073	$1,740,528	$2,509,455	$1,346,164	$759,793	$697,543
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.27%	1.25%	1.26%	1.26%	1.27%	1.27%
Net	1.05%	1.03%	1.04%	1.04%	1.27%	1.27%
Ratio of net investment income (loss) to average net assets(c)	1.69%	2.45%	1.98%	1.57%	1.49%	1.51%
Portfolio Turnover	19%	28%	12%	30%	15%	13%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30,	Years Ended March 31,			February 6, 2017** through March 31,
	2020*	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$7.72	$10.97	$11.65	$10.34	$10.00
Income from Investment Operations:
Net investment income (loss) (a)(c)	0.08 (b)	0.25 (b)	0.25 (b)	0.19 (b)	0.05
Net realized and unrealized gain/(loss) on securities	1.55	(3.16)	(0.64)	1.34	0.29
Total from Investment Operations	1.63	(2.91)	(0.39)	1.53	0.34
Less Distributions:
Dividends from net investment income	—	(0.34)	(0.21)	(0.22)	—
Distributions from realized capital gains	—	—	(0.08)	—	—
Total Distributions	—	(0.34)	(0.29)	(0.22)	—
Net Asset Value, End of Period	$9.35	$7.72	$10.97	$11.65	$10.34
Total Return	21.11%	(27.43)%	(3.15)%	14.79%	3.40%****
Net Assets, End of Period (000s)	$492,360	$384,224	$325,774	$275,084	$36,982
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.12%	1.10%	1.11%	1.10%	1.14%***
Net	0.94%	0.94%	0.98%	1.01%	1.14%***
Ratio of net investment income (loss) to average net assets:(c)	1.80%	2.28%	2.22%	1.58%	3.39%***
Portfolio Turnover	19%	28%	12%	30%	15%****

*
Unaudited

**
Commenced operations February 6, 2017

***
Annualized

****
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2020*	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.07	$13.56	$15.63	$13.71	$12.06	$13.35
Income from Investment Operations:
Net investment income (loss) (a)(c)	0.11 (b)	0.65 (b)	0.33 (b)	0.28 (b)	0.23	0.21
Net realized and unrealized gain/(loss) on securities	2.39	(3.76)	(1.84)	2.07	1.64	(1.26)
Total from Investment Operations	2.50	(3.11)	(1.51)	2.35	1.87	(1.05)
Less Distributions:
Dividends from net investment income	—	(0.38)	(0.24)	(0.29)	(0.14)	(0.19)
Distributions from realized capital gains	—	—	(0.32)	(0.14)	(0.08)	(0.05)
Total Distributions	—	(0.38)	(0.56)	(0.43)	(0.22)	(0.24)
Net Asset Value, End of Period	$12.57	$10.07	$13.56	$15.63	$13.71	$12.06
Total Return	24.70%	(23.73)%	(9.33)%	17.15%	15.73%	(7.83)%
Net Assets, End of Period (000s)	$148,553	$133,912	$222,526	$319,531	$270,948	$283,509
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.55%	1.53%	1.53%	1.52%	1.55%	1.56%
Net	1.45%	1.43%	1.43%	1.42%	1.55%	1.56%
Ratio of net investment income (loss) to average net assets (c)	1.83%	4.85%	2.29%	1.85%	1.82%	1.66%
Portfolio Turnover	14%	33%	52%	26%	46%	8%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2020*	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.07	$13.57	$15.66	$13.73	$12.07	$13.36
Income from Investment Operations:
Net investment income (loss)(a)(c)	0.13 (b)	0.69 (b)	0.37 (b)	0.32 (b)	0.25	0.24
Net realized and unrealized gain/(loss) on securities	2.39	(3.76)	(1.83)	2.09	1.66	(1.26)
Total from Investment Operations	2.52	(3.07)	(1.46)	2.41	1.91	(1.02)
Less Distributions:
Dividends from net investment income	—	(0.43)	(0.31)	(0.34)	(0.17)	(0.22)
Distributions from realized capital gains	—	—	(0.32)	(0.14)	(0.08)	(0.05)
Total Distributions	—	(0.43)	(0.63)	(0.48)	(0.25)	(0.27)
Net Asset Value, End of Period	$12.59	$10.07	$13.57	$15.66	$13.73	$12.07
Total Return	24.90%	(23.50)%	(8.95)%	17.56%	16.13%	(7.62)%
Net Assets, End of Period (000s)	$425,522	$367,321	$766,409	$593,619	$312,955	$270,846
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.30%	1.28%	1.28%	1.27%	1.30%	1.30%
Net	1.08%	1.06%	1.06%	1.05%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets (c)	2.21%	5.02%	2.57%	2.08%	2.03%	1.91%
Portfolio Turnover	14%	33%	52%	26%	46%	8%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30,	Years Ended March 31,			February 6, 2017** through March 31,
	2020*	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$7.53	$10.25	$12.02	$10.63	$10.00
Income from Investment Operations:
Net investment income (loss) (a)(c)	0.10 (b)	0.55 (b)	0.24 (b)	0.26 (b)	0.04
Net realized and unrealized gain/(loss) on securities	1.78	(2.83)	(1.38)	1.62	0.59
Total from Investment Operations	1.88	(2.28)	(1.14)	1.88	0.63
Less Distributions:
Dividends from net investment income	—	(0.44)	(0.31)	(0.35)	—
Distributions from realized capital gains	—	—	(0.32)	(0.14)	—
Total Distributions	—	(0.44)	(0.63)	(0.49)	—
Net Asset Value, End of Period	$9.41	$7.53	$10.25	$12.02	$10.63
Total Return	24.80%	(23.46)%	(8.95)%	17.66%	6.30%****
Net Assets, End of Period (000s)	$96,218	$96,708	$74,795	$11,160	$1,927
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.15%	1.13%	1.14%	1.12%	1.14%***
Net	1.06%	1.03%	1.05%	1.02%	1.14%***
Ratio of net investment income (loss) to average net assets(c)	2.20%	5.62%	2.28%	2.12%	2.95%***
Portfolio Turnover	14%	33%	52%	26%	46%****

*
Unaudited

**
Commenced operations February 6, 2017

***
Annualized

****
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30, 2020*	2020	January 30, 2019** through March 31, 2019
Net Asset Value, Beginning of Period	$7.98	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(c)	0.04	(0.05)	(0.04)
Net realized and unrealized gain/(loss) on securities	2.69	(2.54)	0.64
Total from Investment Operations	2.73	(2.59)	0.60
Less Distributions:
Dividends from net investment income	—	—	—
Distributions from realized capital gains	—	(0.03)	—
Total Distributions	—	(0.03)	—
Net Asset Value, End of Period	$10.71	$7.98	$10.60
Total Return	34.21%	(24.50)%	6.00%****
Net Assets, End of Period (000s)	$65	$49	$63
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.63%	1.90%	4.54%***
Net	1.63%	1.90%	4.54%***
Ratio of net investment income (loss) to average net assets(c)	0.86%	(0.44)%	(3.52)%***
Portfolio Turnover	23%	142%(e)	22%****

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30, 2020*	2020	January 30, 2019 ** through March 31, 2019
Net Asset Value, Beginning of Period	$8.02	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.06	(0.01)	(0.04)
Net realized and unrealized gain/(loss) on securities	2.70	(2.54)	0.64
Total from Investment Operations	2.76	(2.55)	0.60
Less Distributions:
Dividends from net investment income	—	—	—
Distributions from realized capital gains	—	(0.03)	—
Total Distributions	—	(0.03)	—
Net Asset Value, End of Period	$10.78	$8.02	$10.60
Total Return	34.58%	(24.10)%	6.00%****
Net Assets, End of Period (000s)	$9,405	$6,995	$9,245
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.38%	1.65%	4.29%***
Net	1.26%	1.53%	4.17%***
Ratio of net investment income (loss) to average net assets(c)	1.23%	(0.05)%	(3.15)%***
Portfolio Turnover	23%	142%(e)	22%****

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R 6 Shares		R 6 Shares**
	Six Months Ended September 30, 2020*	2020	January 30, 2019 through March 31, 2019
Net Asset Value, Beginning of Period	$8.02	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (c)	0.06	(0.01)	(0.04)
Net realized and unrealized gain/(loss) on securities	2.70	(2.53)	0.64
Total from Investment Operations	2.76	(2.54)	0.60
Less Distributions:
Dividends from net investment income	—	(0.01)	—
Distributions from realized capital gains	—	(0.03)	—
Total Distributions	—	(0.04)	—
Net Asset Value, End of Period	$10.78	$8.02	$10.60
Total Return	34.58%	(24.08)%	6.00%****
Net Assets, End of Period (000s)	$8,522	$6,240	$1,371
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.23%	1.50%	4.14%***
Net	1.23%	1.50%	4.14%***
Ratio of net investment income (loss) to average net assets(c)	1.25%	(0.08)%	(3.12)%***
Portfolio Turnover	23%	142% (e)	22%****

*
Unaudited

**
Commenced operations January 30, 2019.

***
Annualized

****
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

(e)
Turnover is higher due to a change in strategy as of January 1, 2020.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2020 (Unaudited)
1. Organization of the Trust
Pear Tree Funds, (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2020, the Trust had six separate series (each a “Fund” and collectively the “Funds”), offering one or more classes of beneficial interest, each Fund having its own investment objective and principal strategy. These Financial Statements only include financial statements for the current Funds.
The current Funds are:
Pear Tree Polaris Small Cap Fund (“Small Cap”), which seeks maximum long-term capital appreciation.
Pear Tree Quality Fund (“Quality”), which seeks long-term growth of capital.
Pear Tree Axiom Emerging Markets World Equity Fund (“Emerging Markets World Equity”), formerly known as Pear Tree PanAgora Emerging Markets Fund, which seeks long-term growth of capital.
Pear Tree Polaris Foreign Value Fund (“Foreign Value”), which seeks long-term capital growth and income.
Pear Tree Polaris Foreign Value Small Cap Fund (“Foreign Value Small Cap”), which seeks long-term capital growth and income.
Pear Tree Polaris International Opportunities Fund (“International Opportunities”), which seeks long-term capital appreciation.
Each of the Funds is a “non-diversified company,” within the meaning of the 1940 Act, other than Emerging Markets World Equity, which is a “diversified company.”
In May 2018, Emerging Markets World Equity acquired all of the assets and liabilities of Pear Tree PanAgora Risk Parity Emerging Markets Fund (“Risk Parity”), another separate series of the Trust, after which Risk Parity was terminated. See Note 2, “Significant Accounting Policies- Reorganization of Pear Tree PanAgora Risk Parity Emerging Markets Fund”, below. These financial statements do not include separate financial statements for Risk Parity.
As the Trust is an investment company, each Fund accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.
The Trustees of the Trust (the ‘Trustees”) have authorized each Fund to issue three classes of shares, designated as Ordinary Shares, Institutional Shares and R6 Shares. The three classes differ principally in their respective expense structures and minimum investment requirements. Each class of shares of a Fund represents an interest in the same portfolio of investments of that Fund and has equal rights to voting (except as noted in the following sentence), redemptions, dividends and liquidation. Ordinary Shares bear distribution (Rule 12b-1) fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Ordinary Share shareholders pursuant to Rule 12b-1. There is no 12b-1 distribution plan applicable to Institutional Shares or R6 shares of any Fund. During the period covered by these financial statements, each Fund offered Ordinary Shares and Institutional Shares. R6 Shares were offered only by Emerging Markets World Equity, Foreign Value, Foreign Value Small Cap and International Opportunities.
At times, a Fund’s investments may include investments in industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. To the extent that a Fund is permitted to invest in foreign markets, especially emerging markets or countries with limited or developing markets, such investments may subject the Fund to a greater degree of risk than in the U.S. market or a developed market. Risks associated with these foreign and developing markets include political, social or economic

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2020 (Unaudited)
factors and may affect the price of a Fund’s investments and income generated by these investments, as well as a Fund’s ability to repatriate such amounts. Information regarding each Fund’s principal investment risks is contained in the Funds’ prospectus. Please refer to the Funds’ prospectus when considering a Fund’s investment risks.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.
Security Valuation
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Trustees, which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when Fund shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2020 (Unaudited)
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input (with Level 1 being the highest level input and Level 3 being the lowest level input) that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2020 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2020:
	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at September 30, 2020
	Level 1	Level 2	Level 3	Total
Small Cap
Common Stock*	$59,540,160	$754,714	$—	$60,294,874
Real Estate Investment Trusts	1,173,284	—	—	1,173,284
Short-Term Investments	1,656,280	—	—	1,656,280
Total	$62,369,724	$754,714	$—	$63,124,438
Quality
Common Stock*	$134,976,719	$—	$—	$134,976,719
Depositary Receipts	20,543,008	—	—	20,543,008
Short-Term Investments	2,806,238	—	—	2,806,238
Total	$158,325,965	$—	$—	$158,325,965
Emerging Markets World Equity
Common Stock*	$60,019,579	$12,370,338	$—	$72,389,917
Depositary Receipts	27,771,280	—	—	27,771,280
Mutual Funds	2,550,240	—	—	2,550,240
Preferred Stock	—	410,089	—	410,089
Short-Term Investments	212,403	—	—	212,403
Total	$90,553,502	$12,780,427	$—	$103,333,929
Foreign Value
Common Stock*	$2,490,139,354	$377,329,580	$—	$2,867,468,934
Depositary Receipts	75,370,125	—	—	75,370,125
Short-Term Investments	103,086,291	—	—	103,086,291
Total	$2,668,595,770	$377,329,580	$—	$3,045,925,350
Foreign Value Small Cap
Common Stock*	$602,400,218	$58,462,490	$—	$660,862,708
Common Stock Unit	2,207,779	—	—	2,207,779
Short-Term Investments	2,429,567	—	—	2,429,567
Total	$607,037,564	$58,462,490	$—	$665,500,054
International Opportunities
Common Stock*	$16,384,827	$522,113	$—	$16,906,940
Preferred Stock	477,826	—		477,826
Short-Term Investments	496,207	—	—	496,207
Total	$17,358,860	$522,113	$—	$17,880,973

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2020 (Unaudited)
At September 30, 2020 there were two Level 3 securities held by Emerging Markets World Equity and one Level 3 security held by Foreign Value Small Cap. The aggregate market value of these securities was $0 at September 30, 2020. No Level 3 securities were held in Small Cap, Quality, Foreign Value or International Opportunities.
*
Refer to Schedule of Investments for breakout by industry or country.

*
Transfers between Levels are recognized at the end of the reporting period.

*
Emerging Markets World Equity transferred $12,780,427 out of Level 1 into Level 2. Foreign Value transferred $351,324,657 out of Level 1 into Level 2. Foreign Value Small Cap transferred $22,681,339 out of Level 1 into Level 2. International Opportunities transferred $522,113 out of Level 1 into Level 2. Small Cap and Quality had no transfers at period end.

*
The reason securities were transferred into Level 2 from Level 1 was due to inactive pricing of the securities.

*
For each Fund other than Quality, the aggregate market value of common stock labeled as Level 2 consists of the market value of the common stock labeled as Level 2 in the following industries. For Quality, no common stock was labeled as Level 2 as of September 30, 2020.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2020 (Unaudited)
	Small Cap	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Auto Components	$—	$—	$53,433,946	$—	$—
Automobiles	—	1,641,986	55,353,630	—	—
Banks	—	185,967	54,983,153	6,422,144	—
Chemicals	—	1,822,476	—	15,025,113	522,113
Electronic Equipment, Instruments & Components	—	—	—	14,781,393	—
Food Products	—	481,435	—	—	—
Household Durables	—	—	—	7,656,226	—
Household Products	—	132,481	—	—	—
Independent Power & Renewable Electricity Producers	—	—	—	14,577,614	—
Interactive Media & Services	—	117,161	—	—	—
IT Services	754,714	693,434	—	—	—
Life Sciences Tools & Services	—	560,496	—	—	—
Media	—	1,828,184	—	—	—
Professional Services	—	370,091	—	—	—
Semiconductors & Semiconductor Equipment	—	4,946,716	133,531,987	—	—
Tobacco	—	—	44,902,540	—	—
Wireless Telecommunication Services	—	—	35,124,324	—	—
	$754,714	$12,780,427	$377,329,580	$58,462,490	$522,113
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as, among other things, this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss with respect to these arrangements to be minimal.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2020 (Unaudited)
Reorganization of Pear Tree PanAgora Risk Parity Emerging Markets Fund
On May 9, 2018, Emerging Markets World Equity acquired all of the net assets of Risk Parity pursuant to an agreement and plan of reorganization (the “Plan of Reorganization”). The Plan of Reorganization was approved by the Trustees of the Trust on February 8, 2018 for Risk Parity and Emerging Markets World Equity as parties to the transactions contemplated by the Plan of Reorganization (collectively, the “Reorganization”), and separately for Emerging Markets World Equity as the holder of more than 90 percent of Risk Parity’s outstanding voting shares. The other Risk Parity shareholders were not asked to vote on or approve the Plan of Reorganization, and their vote or approval was not required to effect the Reorganization as proposed. The purpose of the Reorganization was to combine two funds with comparable investment objectives and strategies, which, at the time of merger were managed by the same investment sub-adviser.
The Reorganization was accomplished by the exchange of all of the assets of Risk Parity and the assumption by Emerging Markets World Equity of all liabilities of Risk Parity, and then the liquidation of Risk Parity. Risk Parity shareholders (other than Emerging Markets World Equity), which as of the time of the Reorganization held Risk Parity shares, received shares of Emerging Markets World Equity. The Reorganization was intended to qualify for U.S. federal income tax purposes as a tax-free liquidation as to Emerging Markets World Equity in its capacity as a shareholder of Risk Parity, and a tax-free reorganization as to all other shareholders of Risk Parity. For financial reporting purposes, assets received and shares issued by Emerging Markets World Equity were recorded at fair value. For U.S. federal income tax purposes, the cost basis of the assets received from Risk Parity was carried forward to align ongoing reporting of Emerging Markets World Equity’s realized and unrealized gains and losses with amounts distributable to shareholders.
		Emerging Markets World Equity Net Assets
Risk Parity Net Assets	Shares Issued to Shareholders of Risk Parity	Pre Merger	Combined (Post Merger Net Assets)	Tax Status
$61,008,907 *	69,257 Ordinary Shares	$114,570,815	$116,250,121	Non-Taxable
	6,908 Institutional Shares
	— R6 Shares**

(*)
Includes unrealized appreciation in the amount of  $ 16,700.
Includes Emerging Markets World Equity investment in Risk Parity, 6,238,654 shares with an Investment Market Value of $59,329,601.

Includes Capital Loss carryover of  $26,848,456, comprised of  $19,125,018 Short Term Losses and $7,723,438 Long Term Losses. The acquired losses are subject to an annual Section 382 Limit of  $766,783.
(**)
At the time of the Reorganization there were no R6 shareholders in either Risk Parity or Emerging Markets World Equity.

Assuming the Reorganization had been completed on April 1, 2018, the beginning of the annual reporting period of the Fund, the pro forma results of operation (unaudited) for fiscal year 2019 would have been as follows:
Net investment income	$2,106,977
Net realized loss on investments	$(9,363,225)
Net change in depreciation on investments	$(5,942,585)
Net decrease in net assets resulting from operations	$(13,198,833)
Subsequent Events
In preparing these financial statements, the Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financials were issued. Except as provided below, there were no events or transactions that occurred during the period that materially impacted the accounts or disclosures in the Funds’ financial statements.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2020 (Unaudited)
COVID-19-Related Market Turbulence
An outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, was first detected in China in December 2019 and has spread internationally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak already has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways.
The future impact of COVID-19 is currently unknown. Moreover, the health crises caused by outbreaks of COVID-19 may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which the Pear Tree Fund invests and may lead to losses on any investment in a Fund.
Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (i.e., the date the order to buy or sell is executed, which may or may not be the settlement date). Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Distributions received on securities that represent a return of capital or a capital gain are recorded as reductions of cost of investments and/or as realized gains. Each Fund estimates the components of distributions that may be considered nontaxable distributions or capital gain distributions for tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund’s investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.
Reverse Repurchase Agreements
When a Fund participates in a reverse repurchase transaction, the Funds’ custodian takes possession through the federal book-entry system of those securities of the counterparty collateralizing the counterparty’s obligation to the participating fund under the reverse repurchase transaction. Collateral is marked-to-market daily to confirm that the market value of the underlying assets remains sufficient to cover the counterparty’s obligation to the participating Fund. The Funds may experience costs and delays in liquidating the collateral if the counterparty or the issuer of the collateral defaults or enters into bankruptcy.
Counterparty Credit Risk
Some transactions in which a Fund may engage involve instruments that are not traded on an exchange. Rather, these instruments are traded between counterparties based on contractual relationships. As a result, the Fund is subject to the risk that the counterparty will not perform obligations under the related contract. Although the Fund expects to enter into transactions only with counterparties believed by the Fund's investment manager or sub-adviser to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.
The purchase of participatory notes involves risk that is in addition to the risks normally associated with a direct investment in the underlying securities. A participatory note (or “P-Note") a type of equity-linked derivative that generally is traded over-the-counter and constitutes general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. A Fund holding a participatory note is subject to the risk that the counterparty or issuer of the P-Note may not be able to

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2020 (Unaudited)
fulfill its obligations or that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms. Additionally, while P-Notes may be listed on an exchange, there is no guarantee that the counterparty or issuer of a P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.
Foreign Currency Transactions
All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the time of valuation. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
Forward Foreign Currency Contracts
Certain Funds may engage in forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values.
Spot Foreign Currency Contracts
Certain Funds may engage in spot foreign currency contracts. A spot foreign currency contract is an obligation to buy or sell with one currency a specified amount of another currency at the prevailing exchange rate for immediate settlement on the spot date, which is generally T + 2. Although these transactions are instantaneous and may mitigate unwanted foreign exchange exposure, they are subject to movements in the spot exchange rate (i.e., the prevailing exchange rate at the time of the transaction), which can be unpredictable.
At September 30, 2020, there were no outstanding Spot Foreign Currency Contracts.
Securities Lending
During the period covered by this report, no Fund lent any of its securities.
Allocations of Trust Expenses
Trust expenses attributable to a specific Fund are allocated in their entirety to that Fund. Trust expenses that are not attributable to a specific Fund are allocated among all Funds in proportion to the respective net assets of the Funds.
A Fund’s expenses allocable to a specific class of shares of that Fund, such as distribution (12b-1) fees and certain transfer agent and fund administration fees, are allocated to that class. Fund expenses that are not attributable to a specific class, which includes management fees and custody expenses, are allocated to all classes in proportion to the respective net assets of the Fund’s classes. (See Note 3.)

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2020 (Unaudited)
Income and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentages of adjusted net assets at the beginning of the day.
Distributions to Shareholders
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by each Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Ordinary Shares incur distribution (12b-1) fees while Institutional Shares and R6 Shares do not. Distributions from net investment income for each Fund, if any, are declared and paid annually. Distributions from net realized gains for each Fund, if any, are generally declared and paid annually.
3. Management Fee, Advisory Contracts and Other Affiliate Transactions
Management Fees
The Trust has entered into a management agreement (the “Management Agreement”) with Pear Tree Advisors, Inc. (the “Manager”) with respect to each Fund. Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of investment sub-advisers, is paid monthly based on the average daily net asset value of each Fund for the month. The annual stated contractual rate of such fees is 1.00 percent of the average daily total net assets of each of the Funds except for Small Cap, for which there is an annual rate of 0.80 percent of the average daily total net assets and International Opportunities, for which there is an annual rate of 0.90 percent of the average daily total net assets.
For the period of March 31, 2017 through July 31, 2021, with respect to Foreign Value and Foreign Value Small Cap, the Manager has agreed to waive a portion of its management fees that it would otherwise receive under the Management Agreement such that the actual aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of each such Fund would be calculated using an annual rate of 0.90 percent of that Fund’s Net Assets, as such term is defined in the Management Agreement. Prior to July 31, 2021 this arrangement only may be terminated by the Trustees in their sole discretion.
Beginning December 1, 2013, the Manager has agreed until July 31, 2021 to waive a portion of its management fee relating to Quality Fund such that the aggregate management fee to be received by the Manager during the waiver period would be determined using (a) an annual rate of 0.75 percent of Quality Fund’s average daily net assets if the Quality Fund’s average daily net assets are up to and including $125 million, and (b) thereafter, an annual rate of 0.50 percent of Quality Fund’s average daily net assets for amounts in excess of  $125 million. Prior to July 31, 2021, this arrangement only may be terminated by the Trustees in their sole discretion.
Beginning March 18, 2016, the Manager contractually agreed until July 31, 2021 to waive such portion of the management fees that it would otherwise receive under its agreement with the Trust for serving as investment manager to Emerging Markets World Equity Fund, such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Emerging Markets World Equity Fund would be calculated using (a) an annual rate of 0.78 percent if Emerging Markets World Equity Fund’s net assets are up to $300 million, (b) an annual rate of 0.83 percent if Emerging Markets World Equity Fund’s net assets are between $300 million and $600 million, and (c) an annual rate of 0.88 percent if Emerging Markets World Equity Fund’s net assets are in excess of  $600 million. Prior to July 31, 2021, this arrangement only may be terminated by the Trustees in their sole discretion.
In addition, under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap to the extent that the total expenses of Small

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2020 (Unaudited)
Cap Fund individually exceed 2 percent of average net assets for any fiscal year. Small Cap Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.
For the six months ended September 30, 2020, aggregate management fees exclusive of fee waivers and Fund reimbursements, from all Funds were $17,427,637, as disclosed on the Statement of Operations.
Effective November 15, 2019 through July 31, 2021, the Manager has agreed to reimburse the Emerging Markets Fund R6 Shares and Foreign Value Fund R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.99% and 0.94% respectively . Prior to July 31, 2021 this arrangement only may be terminated by the Trustees in their sole discretion.
Effective June 1, 2020 through May 31, 2021, the Manager has agreed to reimburse the Pear Tree Quality Fund Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.79%. Prior to May 31, 2021 this arrangement only may be terminated by the Trustees in their sole discretion.
Any amounts reimbursed by the Manager are not subject to recoupment by the Manager.
Sub-Advisory Fees
The Manager has entered into sub-advisory contracts with the following sub advisers (collectively the “Sub-Advisers”) to provide investment sub-advisory services to the following Funds: Axiom International Investors, LLC (Emerging Markets World Equity), Chartwell Investment Partners, LLC, (Quality) and Polaris Capital Management, LLC (Small Cap, Foreign Value, Foreign Value Small Cap and International Opportunities.
For services rendered, the Manager pays to the Sub-Advisers of a Fund a fee based on a percentage of the average daily total net assets of the Fund. The fee for each Fund is determined separately. During the six months ended September 30, 2020, the fees paid by the Manager to the Sub-Advisers of the Funds were as follows:
Small Cap	0.25% of the first $100 million and 0.30% of amounts in excess of $100 million but less than $200 million and 0.325% of amounts in excess of $200 million of average daily total net assets
Quality	A fee equal to the flat annual rate of $90,000.
Emerging Markets World Equity	0.35% for the first $100 Million and 0.40% of the amounts in excess of $100 million but less than $200 million and 0.45% of amounts in excess of $200 million of average daily total net assets

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2020 (Unaudited)
Foreign Value	0.35% of the first $35 million, 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of amounts in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.35% of the first $35 million and 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of assets in excess of $200 million of average daily total net assets
International Opportunities	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of amounts in excess of $200 million of average daily total net assets.
As of March 31,2017 and until July 31, 2021, the Sub-Adviser to each of Foreign Value and Foreign Value Small Cap has contractually agreed to waive its sub-advisory fees such that the aggregate sub-advisory fee that the Sub-Adviser would receive during the waiver period would be calculated using the following annual rates:
Foreign Value	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of assets in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of assets in excess of $200 million of average daily total net assets.
This sub-advisory fee waiver only may be terminated upon the termination of the corresponding management fee waiver, and the corresponding management fee waiver only may be terminated with the approval of the Trustees.
Distribution Fees, including Fees under 12b-1 Plans
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the”12b-1 Plan”), which allows each Fund to pay certain distribution and shareholder servicing activities relating to Ordinary Shares from Fund assets. The Funds also have entered into a distribution agreement (the “Distribution Agreement”) with U.S. Boston Capital Corporation (the “Distributor”). For its services under the 12b-1 Plan and the

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2020 (Unaudited)
Distribution Agreement, the Distributor receives the distribution (12b-1) fees, that is, 0.25 percent of the average daily net asset value of the Ordinary Shares of the Funds, payable monthly.
Holders of Institutional Shares and R6 Shares pay no portion of the 12b-1 Plan expenses of the Funds applicable to Ordinary Shares, and neither Institutional Shares nor R6 Shares are subject to any other distribution plan adopted pursuant to Rule 12b-1. Holders of Institutional Shares and R6 Shares also are not entitled to vote on matters involving the 12b-1 Plan applicable to Ordinary Shares.
During the six months ended September 30, 2020, the aggregate 12b-1 distribution fees of the Funds were $1,070,851, as disclosed on the Statement of Operations.
Transfer Agent Fees
Transfer agent functions are provided to the Funds by Pear Tree Institutional Services, a division of the Manager (the “Transfer Agent”), pursuant to a transfer agent agreement (the “Transfer Agent Agreement”). The Transfer Agent Agreement, provides that with respect to Ordinary Shares and Institutional Shares, base fees are payable to the Transfer Agent at an annual rate of 0.16 percent of the average daily total net asset value of each such class, and with respect to R6 Shares, base fees payable at an annual rate of 0.01 percent of the average daily total net asset value of R6 Shares. The Transfer Agent also is entitled to reimbursement of out of pocket expenses.
The Transfer Agent has contractually agreed to waive such portion of the base fees that it would otherwise receive for serving as the transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of .04 percent of that Fund’s net assets attributable to Institutional Shares, these waivers are effective as follows:
 March 31, 2017 through July 31, 2021 for Small Cap, Foreign Value, and Foreign Value Small Cap.
 June 1, 2017 through July 31, 2021 for Quality and Emerging Markets World Equity.
 January 1, 2019 through July 31, 2021 for International Opportunities.
Prior to July 31, 2021, these arrangements only may be terminated by the Trustees in their sole discretion.
During the six months ended September 30, 2020, the aggregate amount of transfer agent fees paid by the Funds, exclusive of fee waivers, was $1,247,669, as disclosed on the Statement of Operations.
Fund Administration Fees
Pursuant to an Administration Agreement, the Manager provides certain administrative services to the Funds. During the six months ended September 30, 2020, the aggregate amount of fees paid by all Funds pursuant to this agreement was $523,001, as disclosed on the Statement of Operations.
The Trustees have approved reimbursement to the Manager for a percentage of the compensation (including benefits) paid by the Manager to the Trust’s Chief Compliance Officer. For the six months ended September 30, 2020, the Trust reimbursed the Manager a portion of the Chief Compliance Officer’s compensation in the aggregate amount of $126,390.
Custody and Fund Accounting
Effective May 1, 2020, UMB Fund Services, LLC began serving as a fund administrator to each Fund, replacing State Street Bank and Trust Company (“State Street”). Effective June 1, 2020, UMB Bank, n.a. began serving as the custodian of each Fund’s assets replacing State Street.
To the knowledge of the Trust, neither is affiliated with the Manager, any Sub-Adviser, or the Distributor. Custody credits generated by interest earned on un-invested cash balances maintained by the Funds are used to offset custodial expenses of the Funds. For the six months ended September 30, 2020, there were no custody credits.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2020 (Unaudited)
Trustees’ Fees
For the six months ended September 30, 2020, each Trustee who was not an “interested person” of the Trust, each, an “Independent Trustee”, as that term is defined in the 1940 Act, received a fee for serving in that role in the aggregate amount of $21,250, and each of the Chairman of the Audit Committee and the Lead Independent Trustee received additional payments for such period in the aggregate amount of $1,500. Of that amount, $500 was waived by the Independent Trustees. All fees paid to the Trustees were allocated among the Funds in proportion to their respective net assets. Compensation for the services of the Trustee who was an interested person of the Trust during that period was paid by the Manager.
4. Purchases and Sales
During the six months ended September 30, 2020, purchases of investment securities other than U.S. Government obligations and short-term investments for Small Cap, Quality, Emerging Markets, Foreign Value, Foreign Value Small Cap, and International Opportunities were $5,020,168, $49,414,178, $53,874,869, $569,035,923, $88,348,954, and $3,939,562, respectively. Sales of such securities for the Funds were $16,671,307, $20,650,929, $47,624,948, $542,842,422, $84,906,569, and $3,533,410, respectively.
5. Contingent Liability
The Trust maintains a joint fidelity bond with the Funds’ Transfer Agent through ICI Mutual Insurance Company (“ICI Mutual”). The annual premium is allocated among the Funds and the Transfer Agent. Additionally, the Funds have committed to ICI Mutual up to 300 percent of the annual premium, one-third of which was provided in cash, with each Fund’s pro rata portion recorded as an asset. The remainder is secured with an irrevocable letter of credit.
6. Concentration of Risk
The relatively large investments of Emerging Markets, and from time to time, Foreign Value, Foreign Value Small Cap, and International Opportunities, in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of each Fund’s investments and the income they generate, as well as each Fund’s ability to repatriate such amounts.
Money Market Investments
The Funds invest in the Federated Hermes Treasury Obligations Fund (“TOIXX”). Amounts held at TOIXX principally represent uninvested investment proceeds and cash held to meet expected shareholder redemptions.
The Funds attempt to meet their investment objectives by investing in:
• Obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States;
• Obligations issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, and the Federal Farm Credit Banks Funding Corporation, which are not backed by the full faith and credit of the United States; and
• Repurchase agreements collateralized by U.S. government securities.
TOIXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2020 (Unaudited)
website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per September 30, 2020 Prospectus of Federated Hermes Treasury Obligations Fund was 0.55%.
7. Federal Income Taxes
It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code (“IRC”) applicable to regulated investment companies. Therefore, no Federal income tax provision is required.
The tax components of capital shown in the following tables represent: (1) losses or deductions the portfolios may be able to offset against income and gains realized in future years, (2) distribution requirements the portfolios must satisfy under the income tax regulations, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Certain Funds had capital loss carryovers at March 31, 2020. The accumulated capital losses noted in the table may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.
	March 31, 2020
	Capital Loss Carry Forward due to Merger Subject to Limitation (Note 2)	Capital Loss Short Term No Expiration Short Term	Capital Loss Long Term No Expiration Long Term	Total Capital Loss
Small Cap	—	—	—	—
Quality	—	—	—	—
Emerging Markets World Equity	$26,848,456	$11,793,149	$3,782,167	$42,423,772
Foreign Value	—	39,380,114	36,327,634	75,707,748
Foreign Value Small Cap	—	34,669,208	38,407,123	73,076,331
International Opportunities	—	—	—	—
Emerging Markets World Equity Fund’s acquired losses are subject to an annual Section 382 limited of $766,783.
Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by the tax authorities. Management has analyzed each Fund’s tax positions, and it has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2017-2019, or expected to be taken in the Fund’s 2020 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits with respect to any Fund will change materially in the next twelve months.

PEAR TREE FUNDS

INFORMATION FOR SHAREHOLDERS (Unaudited)

Quarterly Portfolio Disclosure
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT (and formerly Forms N-Q) are available on the SEC’s website at www.sec.gov. For a complete list of a fund’s portfolio holdings, you may also view the most recent monthly holdings report, semi-annual report or annual report on the Pear Tree Funds’ web site at www.peartreefunds.com.
Portfolio Proxy Voting Policies and Information
Information on the Funds’ proxy voting policies and on how the Pear Tree Funds voted proxies related to portfolio securities for the 12-month period ended June 30, 2020 is available without charge online at www.peartreefunds.com and at www.sec.gov. You may also call 1-800-326-2151 to request a free copy of the proxy voting information or the proxy voting policies.
Household Delivery of Fund Documents
With your consent, the Trust may send a single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the Funds. If you wish to revoke your consent to this practice, you may do so by notifying the Fund’s transfer agent, by phone or in writing (see “For Account Information”). The mailing of separate proxy statements, prospectuses and shareholder reports will begin within 30 days after receiving your notice.

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL

Approval of Management Contract and Sub-Advisory Agreements
The Trustees, including the Independent Trustees, oversee the management of each Fund. As required by law, the Trustees, including the Independent Trustees acting separately, determine whether to approve amendments to the Management Contract, any new or amended Sub-Advisory Agreement. They also determine annually whether to continue the Management Contract with respect to each Fund as well as the Sub-Advisory Agreement for each Fund.
At their May 14, 2020 meeting, the Trustees considered the Management Contract and each Sub-Advisory Agreement and with respect to each Fund. In connection with that meeting, the Trustees received and reviewed a substantial amount of information provided by the Manager and the Sub-Advisers in response to requests of the Independent Trustees and their independent legal counsel. Throughout their consideration of the agreements, the Independent Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and the Independent Trustees also met separately in executive session with their independent legal counsel.
Based on the Trustees’ evaluation of the information provided by the Manager and the Sub-Advisers, as well as other information, the Trustees, including all of the Independent Trustees, determined that the overall arrangements with respect to each Fund and the Manager and each Sub-Adviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Manager, its affiliates and the Sub-Advisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including the Independent Trustees, unanimously approved the continuation of the Management Contract and the Sub-Advisory Agreement with respect to each Fund for an additional one-year period, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent and quality of the services provided by the Manager and the Sub-Advisers to the Funds, taking into account the investment objective and strategy of each Fund and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Funds.
The Trustees also reviewed the resources and key personnel of the Manager and each Sub-Adviser, particularly noting those employees who provide investment and risk management services to the Funds. The Trustees also considered other services provided to the Funds by the Manager and/or the Sub-Advisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Manager’s role as administrator to the Funds, noting the amount of fees that the Manager receives for its services as one of the Trust’s fund administrator and as the Funds’ transfer agent. The Trustees considered the role of the Manager in monitoring adherence to the Funds’ investment guidelines, providing support services for the Trustees and Trustee committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the Funds and with applicable securities laws and regulations. With respect to Quality Fund, the Trustees also noted the role of the Manager to determine the portfolio composition of Quality Fund if certain securities held by the target fund were not available.
The Trustees, including the Independent Trustees, concluded that the nature, extent and quality of the services provided by the Manager and the Sub-Adviser to each Fund were appropriate and consistent with the terms of the Management Contract and the Sub-Advisory Agreements, and that, taking into account steps to address each Fund whose performance lagged that of its peers for certain periods, the quality of those services had been consistent with or superior to quality norms in the industry and the Funds were likely

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

to benefit from the continued provision of those services. They also concluded that the Manager and each Sub-Adviser had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated a continuing ability to attract well-qualified personnel.
Management Fees and Expenses
The Trustees reviewed the contractual investment advisory and sub-advisory fee rates payable by each Fund and the Manager, respectively, as well as actual fees paid by each Fund (other than International Opportunities Fund), net of waivers. (The Trustees elected not to consider management fees and expenses noting that Polaris had recently been appointed to serve as the Sub-Adviser to that Fund.) As part of its review, the Trustees considered each Fund’s management fee, sub-advisory fee, and total expense ratio (both before and after giving effect to any expense caps), as compared to the fees and expense ratios of similarly managed funds selected by Broadridge, an independent provider of investment company data. The Trustees noted specifically that the expense ratios of Small Cap Fund, Quality Fund and Foreign Value Fund continue to be higher than most of their peers, and Emerging Markets Fund Ordinary share class was higher than many of its peers. The Trustees also noted that because the Manager does not have any clients other than the Funds, it could not consider the comparability of the fees charged and the services provided to each Fund by the Manager and services provided to other clients of the Manager.
Additionally, the Trustees considered the willingness of the Manager to continue to provide undertakings to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds, and that most of those undertakings did not provide for any amount of recoupment.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Manager and the Sub-Advisers, the Trustees, including the Independent Trustees, concluded that the fees and the expense ratio of each Fund are reasonable in relation to the services provided.
Profitability
The Trustees reviewed the level of profits realized by the Manager and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Trustees considered other direct and indirect benefits received by the Manager and its affiliates in connection with their relationships with the Funds.
The Trustees, including the Independent Trustees, concluded that the profitability of the Manager with respect to each of the Funds, and the profitability range of each of the Manager’s affiliates with respect to its services to the Funds, were reasonable in relation to the services provided.
Performance of the Funds
The Trustees considered the performance results of each Fund over various time periods. They reviewed information comparing each Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge, and with the Fund’s benchmark index.
The Trustees noted that the performance of each of Quality Fund and Foreign Value Fund was in the highest quintile for most measured periods in relation to its peers (as selected by Broadridge). They also noted the short-term improvement in the performance of Small Cap Fund and Emerging Markets Fund, and the very good long-term performance of Foreign Value Small Cap Fund. They also noted that the investment sub-adviser to International Opportunities Fund had recently been replaced, and that early indications were that the performance of that Fund also was improving.
Economies of Scale
The Trustees considered information about the potential for the Manager to realize economies of scale as the assets of the Funds increase. They noted that, although certain Funds pay advisory fees at a base fixed

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

rate as a percentage of average daily net assets, the actual management fee rate paid by some of the Funds, after fee waivers and contractual expense limitations, was closer to the mean management fee rate of the Fund’s peer group identified by Broadridge. The Trustees also noted that the Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Funds. They also noted the Manager’s statements in the past to reconsider management fee structures as the amounts of Fund assets increased.
Based on all of the information they reviewed, the Trustees, including the Independent Trustees, concluded that the current fee structure of each Fund was reasonable and that the current rates of fees reflect a sharing between the Manager and the Fund of economies of scale at the current asset level of the Fund.
Other Benefits to the Manager
The Trustees also considered benefits that accrue to the Manager and its affiliates from their relationships with the Funds. They recognized that the Manager also serves as the transfer agent of the Fund’s and as a fund administrator, sharing those responsibilities with UMB Fund Services, LLC, and that the distributor is an affiliate of the Manager. The Manager, in its capacities as transfer agent and fund administrator, and the distributor, receive compensation directly from the Funds for services provided. The Trustees, including the Independent Trustees, concluded that, other than the services provided by the Manager and its affiliates pursuant to the agreements and the fees to be paid by each Fund for such services, the Funds and the Manager may potentially benefit from their relationship with each other in other ways. They also concluded that, among other things, success of any Fund could attract other business to the Manager and its investment advisory affiliates, and that the success of the Manager could enhance the Manager’s ability to serve the Funds.
  * * *
After full consideration of the above factors, as well as other factors, the Trustees, including the Independent Trustees, concluded at their May 14, 2020 meeting that the proposed continuation of the Management Contract and the Sub-Advisory Agreement with respect to each Fund for another year was in the best interest of the respective Fund and its shareholders.

PEAR TREE FUNDS

SERVICE PROVIDERS

Manager	Pear Tree Advisors, Inc., 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Subadvisers
Chartwell Investment Partners LLC, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312
Axiom International Investors LLC, 33 Benedict Place, Greenwich, CT 06830
Polaris Capital Management, LLC, 121 High Street, Boston, MA 02110

Distributor	U.S. Boston Capital Corporation, 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Custodian	UMB Bank n.a., 928 Grand Boulevard, 5th Floor, Kansas City, Missouri 64106
Fund Accountant	UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin 53212
Transfer Agent	Pear Tree Institutional Services, 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900 Philadelphia, PA 19102
Legal Counsel	Sullivan & Worcester LLP, One Post Office Square Boston, MA 02109
For Account Information	For Pear Tree Funds information, contact your financial adviser or, if you receive account statements directly from Pear Tree Funds, you can also call 1-800-326-2151. Telephone representatives are available from 8:30 a.m. to 4:30 p.m. Eastern Time. Or visit our website, www.peartreefunds.com

55 Old Bedford Road
Suite 202
Lincoln, MA 01773
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© 2020 U.S. Boston Capital Corporation
Distributor of the Pear Tree Funds
Member, FINRA/SIPC

ITEM 2.	Code of Ethics

Not applicable for report period.

ITEM 3.	Audit Committee Financial Expert

Not applicable for report period.

ITEM 4.	Principal Accountant Fees and Services

Not applicable for report period.

ITEM 5.	Audit Committee of Listed Registrants

Not applicable.

ITEM 6.	Schedule of Investments

Not applicable.

ITEM 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

ITEM 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

ITEM 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

ITEM 11.	Controls and Procedures

(a)             The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)             There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	Exhibits

(a)	Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

(b)	Certification pursuant to Rule 30a-2(b) and Section 906 by the chief executive and financial officers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pear Tree Funds

By:	/s/ Willard L. Umphrey
Willard L. Umphrey, President

Date:	November 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Willard L. Umphrey
Willard L. Umphrey, President

Date:	November 27, 2020

By:	/s/ Leon Okurowski
Leon Okurowski, Treasurer

Date:	November 27, 2020